UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       Nancy D. Osborn, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




ITEM 1. REPORTS TO STOCKHOLDERS.
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                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN
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                                  Annual Report
                                OCTOBER 31, 2005
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                     BBH INFLATION-INDEXED SECURITIES FUND

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The BBH Inflation-Indexed Fund's Class I Shares returned 3.30%(1), the N-Shares 2.91%(1) and the Class A Shares 2.63%(2) over the fiscal year. The fund's benchmark, the Citigroup Inflation-Linked Securities Index3 ("CILS"), returned 3.00% over the period. Real yields were mixed over the period as short maturity real yields were 80-100 basis points higher but long maturity real yields were 10-20 basis points lower. Overall, price return over the period was slightly positive. Although price return did not add much to the bottom line, coupon income and inflation accrual added enough to make inflation adjusted securities one of the best performing sectors in the investment grade fixed income market.

The fund over the time period benefited from tactical trading between nominal and inflation linked debt as opportunities arose. Exposures to foreign inflation linked debt also benefited the fund as foreign real yields outperformed US real yields4. The breadth and depth of the market expanded as the US Treasury issued over $80 billion of new inflation-indexed securities over the period and daily average trading volume increased from prior years. This served investors well as bid/offer spreads contracted.(3)

----------

(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e. the maximum 3% sales charge for Class A Shares) for Class A shares was 4.19%.

(3) The CILS measures the return of debentures with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The index employs a minimum maturity of one year and a minimum amount outstanding of USD 1 billion for both entry and exit. The index is unmanaged, and investments cannot be made in an index.

(4) Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

       Growth of $10,000 Invested in BBH Inflation-Indexed Securities Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 23, 1992 to October 31, 2005 as compared to the CILS and the 3-year Treasury.

                  [This information is represented by a graph]

-----------------------------------------------------
  Total Return for the Period Ended October 31, 2005
-----------------------------------------------------
                                           Since
                           Five Years    Inception
                One Year  (Annualized)  (Annualized)
-----------------------------------------------------
Class N           2.91%       8.80%         6.48%
-----------------------------------------------------
Class I           3.30%       9.07%         6.79%
-----------------------------------------------------
Class A           2.63%         --          4.40%

                      Inflation-Indexed
           Date        Securities Fund*       CILS            3yr Treas
         --------     -----------------       ----            ---------
         07/23/92            10,000                            10,000
         07/31/92             9,950                             9,972
         08/31/92            10,060                            10,095
         09/30/92            10,191                            10,216
         10/31/92            10,049                            10,114
         11/30/92             9,989                            10,066
         12/31/92            10,109                            10,186
         01/31/93            10,313                            10,347
         02/28/93            10,467                            10,478
         03/31/93            10,485                            10,518
         04/30/93            10,568                            10,598
         05/31/93            10,526                            10,547
         06/30/93            10,650                            10,664
         07/31/93            10,671                            10,682
         08/31/93            10,791                            10,805
         09/30/93            10,823                            10,840
         10/31/93            10,839                            10,857
         11/30/93            10,804                            10,842
         12/31/93            10,817                            10,890
         01/31/94            10,916                            10,969
         02/28/94            10,797                            10,853
         03/31/94            10,627                            10,733
         04/30/94            10,533                            10,654
         05/31/94            10,538                            10,659
         06/30/94            10,539                            10,674
         07/31/94            10,667                            10,788
         08/31/94            10,691                            10,822
         09/30/94            10,605                            10,741
         10/31/94            10,596                            10,767
         11/30/94            10,531                            10,694
         12/31/94            10,561                            10,717
         01/31/95            10,714                            10,902
         02/28/95            10,899                            11,089
         03/31/95            10,952                            11,150
         04/30/95            11,072                            11,269
         05/31/95            11,348                            11,547
         06/30/95            11,412                            11,603
         07/31/95            11,413                            11,620
         08/31/95            11,507                            11,699
         09/30/95            11,584                            11,762
         10/31/95            11,683                            11,889
         11/30/95            11,807                            12,026
         12/31/95            11,911                            12,143
         01/31/96            11,995                            12,253
         02/29/96            11,901                            12,149
         03/31/96            11,837                            12,098
         04/30/96            11,798                            12,064
         05/31/96            11,791                            12,067
         06/30/96            11,893                            12,176
         07/31/96            11,926                            12,213
         08/31/96            11,933                            12,239
         09/30/96            12,066                            12,387
         10/31/96            12,253                            12,575
         11/30/96            12,383                            12,699
         12/31/96            12,325                            12,652
         01/31/97            12,383                            12,708
         02/28/97            12,392         12,392             12,718
         03/31/97            12,259         12,222             12,675
         04/30/97            12,351         12,307             12,798
         05/31/97            12,384         12,372             12,890
         06/30/97            12,372         12,333             13,000
         07/31/97            12,498         12,448             13,208
         08/31/97            12,506         12,487             13,183
         09/30/97            12,527         12,511             13,328
         10/31/97            12,670         12,647             13,448
         11/30/97            12,723         12,714             13,473
         12/31/97            12,607         12,656             13,581
         01/31/98            12,701         12,720             13,764
         02/28/98            12,701         12,709             13,739
         03/31/98            12,711         12,702             13,786
         04/30/98            12,840         12,747             13,841
         05/31/98            12,888         12,830             13,922
         06/30/98            12,943         12,866             13,998
         07/31/98            12,986         12,926             14,072
         08/31/98            13,017         12,948             14,397
         09/30/98            13,259         13,226             14,616
         10/31/98            13,301         13,249             14,670
         11/30/98            13,262         13,241             14,620
         12/31/98            13,196         13,153             14,637
         01/31/99            13,373         13,311             14,719
         02/28/99            13,256         13,218             14,525
         03/31/99            13,290         13,224             14,636
         04/30/99            13,381         13,298             14,680
         05/31/99            13,467         13,401             14,602
         06/30/99            13,495         13,399             14,653
         07/31/99            13,510         13,398             14,679
         08/31/99            13,521         13,424             14,712
         09/30/99            13,580         13,471             14,814
         10/31/99            13,624         13,499             14,833
         11/30/99            13,727         13,583             14,861
         12/31/99            13,653         13,467             14,845
         01/31/00            13,713         13,545             14,798
         02/29/00            13,818         13,675             14,913
         03/31/00            14,283         14,069             15,049
         04/30/00            14,478         14,245             15,058
         05/31/00            14,433         14,206             15,112
         06/30/00            14,617         14,386             15,314
         07/31/00            14,710         14,504             15,420
         08/31/00            14,818         14,612             15,565
         09/30/00            14,911         14,698             15,700
         10/31/00            15,099         14,873             15,804
         11/30/00            15,319         15,084             16,019
         12/31/00            15,474         15,230             16,281
         01/31/01            15,775         15,567             16,491
         02/28/01            16,062         15,825             16,641
         03/31/01            16,174         15,972             16,814
         04/30/01            16,302         16,065             16,771
         05/31/01            16,496         16,255             16,856
         06/30/01            16,496         16,237             16,922
         07/31/01            16,741         16,493             17,219
         08/31/01            16,791         16,530             17,371
         09/30/01            16,906         16,640             17,756
         10/31/01            17,339         17,048             18,030
         11/30/01            16,941         16,598             17,866
         12/31/01            16,776         16,437             17,781
         01/31/02            16,824         16,499             17,867
         02/28/02            17,077         16,772             18,012
         03/31/02            16,962         16,669             17,738
         04/30/02            17,366         17,123             18,042
         05/31/02            17,630         17,395             18,186
         06/30/02            17,868         17,647             18,389
         07/31/02            18,177         17,953             18,761
         08/31/02            18,882         18,606             18,996
         09/30/02            19,403         19,080             19,323
         10/31/02            18,862         18,575             19,322
         11/30/02            18,841         18,569             19,150
         12/31/02            19,504         19,206             19,487
         01/31/03            19,664         19,324             19,449
         02/28/03            20,382         19,999             19,670
         03/31/03            20,060         19,726             19,689
         04/30/03            19,966         19,690             19,748
         05/31/03            20,906         20,626             20,014
         06/30/03            20,718         20,411             20,009
         07/31/03            19,734         19,482             19,709
         08/31/03            20,049         19,840             19,695
         09/30/03            20,727         20,515             20,067
         10/31/03            20,758         20,591             19,894
         11/30/03            20,702         20,601             19,848
         12/31/03            20,917         20,815             20,017
         01/31/04            21,148         21,063             20,087
         02/29/04            21,625         21,537             20,250
         03/31/04            21,967         21,888             20,384
         04/30/04            20,952         20,829             19,976
         05/31/04            21,277         21,199             19,926
         06/30/04            21,296         21,210             19,952
         07/31/04            21,554         21,407             20,066
         08/31/04            22,101         21,959             20,296
         09/30/04            22,130         21,999             20,278
         10/31/04            22,354         22,039             20,369
         11/30/04            22,275         21,977             20,186
         12/31/04            22,661         22,375             20,268
         01/31/05            22,692         22,377             20,228
         02/28/05            22,570         22,283             20,122
         03/31/05            22,590         22,307             20,088
         04/30/05            23,022         22,727             20,270
         05/31/05            23,185         22,890             20,369
         06/30/05            23,280         22,987             20,418
         07/31/05            22,845         22,518             20,273
         08/31/05            23,347         23,020             20,439
         09/30/05            23,333         22,978             20,315
         10/31/05            23,021         22,698             20,265


*net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The CILS has been adjusted to reflect reinvestment of dividends on securities in the index. The CILS is not adjusted to reflect sales, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.


FINANCIAL STATEMENT  OCTOBER 31, 2005                                          3

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of
BBH Inflation-Indexed Securities Fund:

We have audited the accompanying statement of assets and liabilities of BBH Inflation-Indexed Securities Fund (a series of the BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended, the statement of cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BBH Inflation-Indexed Securities Fund as of October 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2005

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
OCTOBER 31, 2005 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                  Percent of
                                                  U.S. $ Value    Net Assets
                                                  ------------    ----------

Asset Backed Securities ......................    $ 24,423,795      4.1%
Corporate Bonds ..............................      45,399,462      7.6
Municipal Bonds ..............................      12,236,308      2.1
U.S. Treasury Notes and Bonds ................     531,941,592     89.4
Repurchase  Agreements .......................       2,100,000      0.3
Liabilities in Excess of Cash and Other Assets     (20,882,282)    (3.5)
                                                  ------------    -----
NET ASSETS ...................................    $595,218,875    100.0%
                                                  ============    =====

All data as of October 31, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.


FINANCIAL STATEMENT  OCTOBER 31, 2005                                          5

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2005

   Principal
     Amount                                                                                             Value
     ------                                                                                             -----
                    U.S. TREASURY NOTES AND BONDS (89.4%)
$ 56,047,653        0.875%, 4/15/2010(1) ..........................................................  $ 53,862,691
  42,506,265        1.875%, 7/15/2013(1) ..........................................................    42,275,456
  63,208,472        1.875%, 7/15/2015(1) ..........................................................    62,566,527
  61,859,384        2.000%, 7/15/2014(1) ..........................................................    62,021,270
 115,540,660        2.375%, 1/15/2025(1) ..........................................................   120,229,993
  48,160,389        3.000%, 7/15/2012(1) ..........................................................    51,495,881
  24,730,419        3.375%, 1/15/2007(1,2) ........................................................    25,373,806
   7,582,707        3.375%, 4/15/2032(1) ..........................................................     9,688,979
   1,732,358        3.625%, 1/15/2008(1) ..........................................................     1,812,615
   6,071,450        3.625%, 4/15/2028(1) ..........................................................     7,719,514
   9,622,395        3.875%, 1/15/2009(1) ..........................................................    10,298,214
  28,242,708        3.875%, 4/15/2029(1) ..........................................................    37,531,904
  38,312,099        4.250%, 1/15/2010(1) ..........................................................    42,231,618
   4,000,000        6.250%, 5/15/2030 .............................................................     4,833,124
                                                                                                      -----------
                    Total U.S. Treasury Notes and Bonds
                    (Identified cost $535,496,724) ................................................   531,941,592
                                                                                                      -----------
                    ASSET BACKED SECURITIES (4.1%)
   2,500,000        Advanta Business Card Master Trust 2005-C1 4.510, 8/22/2011(3) ................     2,496,094
   3,000,000        Banc One Issuance Trust 2004-C1 4.470%, 11/15/2011(3) .........................     3,021,614
   5,000,000        Capital One Multi-Asset Execution Trust 2002-C1 6.720%, 7/15/2010(3) ..........     5,227,822
   3,000,000        Citibank Credit Card Issuance Trust 2001-C1 5.230%, 1/15/2010(3) ..............     3,048,200
   5,000,000        Credit-Based Asset Servicing and Securitization 4A 4.935%, 6/25/2032(3) .......     5,042,725
     300,000        MBNA Credit Card Master Note Trust 2001-C3 6.550, 12/15/2008(3) ...............       303,783
   5,000,000        MBNA Credit Card Master Note Trust 2003-C1 5.670, 6/15/2012(3) ................     5,283,557
                                                                                                      -----------
                    Total Asset Backed Securities
                    (Identified cost $24,273,931) .................................................    24,423,795
                                                                                                      -----------
                    CORPORATE BONDS (7.6%)
                    AUTOMOTIVE (2.9%)
   5,000,000        DaimlerChrysler NA Holding Corp. 4.132%, 11/17/063 ............................     5,004,325
   5,000,000        Ford Motor Credit Co. 4.830%, 9/28/20073 ......................................     4,785,750
   2,500,000        General Motors Acceptance Corp. 6.125%, 8/28/07 ...............................     2,461,513

   5,000,000        General Motors Acceptance Corp. 5.110%, 9/23/083 ..............................     4,847,965
                                                                                                      -----------
                                                                                                       17,099,553
                                                                                                      -----------


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

   Principal
     Amount                                                                                             Value
     ------                                                                                             -----
                    AVIATION (0.5%)
   3,000,000        International Lease Finance Corp. 4.550%, 1/15/2010(3). .......................  $  3,011,232
                                                                                                     ------------
                    ...............................................................................     3,011,232
                                                                                                     ------------
                    BUILDING (0.3%)
   2,000,000        Lennar Corp. 4.636%, 3/19/2009(3) .............................................     2,004,062
                                                                                                     ------------
                    Cable Television (0.4%)
   2,500,000        Cox Communications, Inc. 4.407%, 12/14/2007(3) ................................     2,518,753
                                                                                                     ------------
                                                                                                        2,518,753
                                                                                                     ------------
                    FINANCE (3.0%)
   3,000,000        Bear Stearns & Co., Inc. 4.543%, 1/30/2009(3) .................................     3,015,330
   2,590,000        Merrill Lynch & Co., Inc. 4.330%, 3/2/2009(3) .................................     2,533,175
   4,000,000        Pemex Project Funding Master Trust 5.170%, 6/15/10(3,4) .......................     4,144,000
   8,500,000        SLM Corp. 5.290%, 1/31/2014(3) ................................................     8,426,730
                                                                                                     ------------
                                                                                                       18,119,235
                                                                                                     ------------
                    INSURANCE (0.5%)
   2,750,000        Allstate Life Global Funding Trust 4.220%, 3/01/20103 .........................     2,646,627
                                                                                                     ------------
                                                                                                        2,646,627
                                                                                                     ------------
                    Total Corporate Bonds
                    (Identified cost $45,863,336) .................................................    45,399,462
                                                                                                     ------------
                    MUNICIPAL BONDS (2.1%)
  11,931,343        Tennessee Valley Authority 3.375%, 1/15/2007(1)
                    (Identified cost $12,291,290) ................................................    12,236,308
                                                                                                     ------------
                    REPURCHASE AGREEMENT - (0.3%)
   1,100,000        Bear Stearns & Co., Inc. 3.900%, 11/01/05 (Agreement dated 10/31/05 collateralized by U.S. Treasury Notes 3.000%, due 11/15/07;
                    $1,100,119 to be received upon maturity) ......................................     1,100,000
   1,000,000        Deutsche Bank 3.920%, 11/01/05 (Agreement dated 10/31/05)
                    collateralized by U.S. Treasury Notes 2.625%, due 5/15/08;
                    $1,000,109 to be received upon maturity) ......................................     1,000,000
                                                                                                     ------------
                    Total Repurchase Agreement
                    (Identified cost $2,100,000) ..................................................     2,100,000
                                                                                                     ------------


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           7

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2005

TOTAL INVESTMENTS (Identified cost $620,025,281)(5)..  103.5%     $616,101,157
LIABILITIES IN EXCESS OF OTHER ASSETS ...............   (3.5)      (20,882,282)
                                                       -----      ------------
NET ASSETS ..........................................  100.0%     $595,218,875
                                                       =====      ============

----------
(1)   Inflation Protected Security.

(2)   Security held as collateral on futures contracts.

(3) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the October 31, 2005 coupon rate.

(4) Securities exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2005 was $4,144,000 or 0.7% of net assets.

(5) The aggregate cost for federal income tax purposes is $624,753,849, the aggregate gross unrealized appreciation is $637,960, and the aggregate gross unrealized depreciation is $9,290,652, resulting in net unrealized depreciation of $8,652,692

      Securities  with an  aggregate  market  value  of  $35,010,643  have  been segregated with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

                             Repurchase
      Counter-Party    Rate     Date              Security             Value
      -------------    ----  -----------    -------------------    -----------
      Barclay's       3.65%   11/03/2005    U.S. Treasury Notes    $32,125,000
      Capital                             TIPS 3.375%, 01/15/2007

      A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2005 is as follows:

                    Contracts                       Unrealized
      Currency     to Deliver     Delivery Date    Appreciation
      --------     ----------     -------------    ------------
         Euro        4,294          11/30/2005        $4,294

      A summary of obligations under open futures contracts at October 31, 2005 is as follows:

               Expiration                                Base        Unrealized
      Position    Date    Contracts   Note/Bond     Contract Value  Depreciation
      --------    ----    ---------   ---------     --------------  ------------
      Long      12/2005     150     U.S. Treasury    $16,795,313     $117,188
                                       Bonds

As of October 31, 2005, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

October 31, 2005

ASSETS:
Investments in securities, at value
 (identified cost $620,025,281) ................................   $616,101,157
Cash ...........................................................        153,372
Receivables for:
   Investments sold ............................................     27,120,630
   Interest ....................................................      3,567,121
   Capital stock sold ..........................................      1,675,625
   Forward foreign exchange currency contract ..................          4,294
                                                                   ------------
     Total Assets ..............................................   $648,622,199
                                                                   ------------
LIABILITIES:
Reverse repurchase agreements, at fair value ...................     32,125,000
Payables for:
   Investments purchased .......................................     20,357,870
   Capital stock redeemed ......................................        510,014
   Investment advisory fees ....................................        126,304
   Shareholder servicing fees ..................................        105,957
   Custody and accounting fees .................................         54,637
   Administrative fees .........................................         50,521
   Professional fees ...........................................         19,897
   Distribution fees ...........................................         19,877
   Board of Directors' fees ....................................          5,212
   Accrued expenses and other liabilities ......................         28,035
                                                                   ------------
     Total Liabilities .........................................     53,403,324
                                                                   ------------
NET ASSETS .....................................................   $595,218,875
                                                                   ============
Net Assets Consist of:
   Paid-in capital .............................................   $586,964,348
   Undistributed net investment income .........................        743,023
   Accumulated net realized gain on investments,
     foreign exchange transactions and futures contracts .......     11,544,855
   Net unrealized depreciation on investments, foreign
     currency translations and futures contracts ...............     (4,033,351)
                                                                   ------------
Net Assets .....................................................   $595,218,875
                                                                   ============
CLASS N SHARES NET ASSET VALUE
   ($488,980,977 / 44,451,376 shares outstanding) ..............         $11.00
                                                                   ============
CLASS I SHARES NET ASSET VALUE
   ($96,233,804 / 8,728,129 shares outstanding) ................         $11.03
                                                                   ============
CLASS A SHARES NET ASSET VALUE
   ($10,004,094 / 907,733 shares outstanding) ..................         $11.02
   Sales charge at 3.00% of Public Offering Price ..............           0.34
                                                                   ------------
   Maximum Offering Price ......................................         $11.36



   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           9

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2005

NET INVESTMENT INCOME:
   Income:
     Interest and other income .................................   $ 26,357,133
                                                                   ------------
       Total Income ............................................     26,357,133
                                                                   ------------
   Expenses:
     Investment advisory fees ..................................      1,371,408
     Shareholder servicing fees ...............................      1,138,909
     Administrative fees .......................................        548,563
     Custody and accounting fees ...............................        334,006
     Distribution fees .........................................         35,757
     Professional fees .........................................         31,530
     Board of Directors' fees ..................................         17,473
     Miscellaneous expenses ....................................        246,078
                                                                   ------------
       Total Expenses ..........................................      3,723,724
       Fees paid indirectly ....................................        (19,593)
                                                                   ------------
       Net Expenses ............................................      3,704,131
                                                                   ------------
   Net Investment Income .......................................     22,653,002
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments and futures contracts ......     12,629,915
   Net realized gain on foreign exchange transactions ..........        521,385
                                                                   ------------
     Net realized gain .........................................     13,151,300
                                                                   ------------
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts ......................    (20,441,691)
   Net change in unrealized appreciation (depreciation)
     on foreign currency translations ..........................          7,961
                                                                   ------------
     Net change in unrealized appreciation (depreciation) ......    (20,433,730)
                                                                   ------------
       Net Realized and Unrealized Gain ........................     (7,282,430)
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations ........   $ 15,370,572
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the years ended October 31,
                                                 -------------------------------
                                                       2005           2004
                                                 --------------   --------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income ....................... $  22,653,002  $  15,997,035
     Net realized gain on investments,
       foreign exchange transactions and
       futures contracts .........................    13,151,300      9,783,783
     Net change in unrealized appreciation
       (depreciation) on investments, foreign
       currency translations and futures
       contracts .................................   (20,433,730)     7,045,888
                                                   -------------  -------------
     Net increase in net assets resulting
       from operations ...........................    15,370,572     32,826,706
                                                   -------------  -------------
   Dividends and distributions declared:
     From net investment income:
     Class N .....................................   (18,408,255)   (12,942,147)
     Class I .....................................    (3,971,619)    (2,938,333)
     Class A .....................................      (441,728)      (400,599)
     From net realized gains
     Class N .....................................    (6,554,148)   (14,739,654)
     Class I .....................................    (1,370,717)    (2,516,758)
     Class A .....................................      (210,518)      (278,920)
                                                   -------------  -------------
       Total dividends and distributions
       declared ..................................   (30,956,985)   (33,816,411)
                                                   -------------  -------------
   Capital stock transactions:
     Net proceeds from sales of capital
       stock .....................................   229,259,293    212,016,986
     Net asset value of capital stock
       issued to shareholders for reinvestment
       of dividends and distributions ............    25,908,819     26,290,393
     Net cost of capital stock redeemed ..........  (112,653,841)  (207,932,158)
                                                   -------------  -------------
       Net increase in net assets resulting
       from capital stock transactions ...........   142,514,271     30,375,221
                                                   -------------  -------------
       Total increase in net assets ..............   126,927,858     29,385,516

NET ASSETS:
   Beginning of year .............................   468,291,017    438,905,501
                                                   -------------  -------------
   End of year (including undistributed net
     investment income of $743,023
     and $390,397, respectively) ................. $ 595,218,875  $ 468,291,017
                                                   =============  =============


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          11

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
For the year ended October 31, 2005


INCREASE (DECREASE) IN CASH --
Cash flows from operating activities:

Net increase in net assets from operations ..............      $     15,370,572
Adjustments:
Purchase of portfolio investments .......................       (11,489,930,055)
Sales of portfolio investments ..........................        11,431,347,241
Increase in interest receivable .........................              (513,983)
Increase in receivable for investments sold .............           (27,120,630)
Decrease in reverse repo ................................           (19,555,521)
Decrease in due to custodian ............................           (32,648,741)
Decrease in payable for investments purchased ...........            (4,573,867)
Increase in dividends payable ...........................                    --
Decrease in variation margin payable ....................               (37,500)
Increase in accrued expenses and other liabilities ......                81,260
Net appreciation of forward foreign exchange
   currency contracts ...................................                    --
Net realized gain on investments and futures contracts ..           (12,629,915)
Net realized gain on foreign exchange transactions ......              (521,385)
Net change in unrealized appreciation (depreciation)
   of investments and foreign currency denominated
   assets and liabilities ...............................            20,433,730
Accretion of bond discount and amortization of
   bond premium .........................................             4,272,775
                                                               ----------------
Net decrease in cash from operating activities ..........          (116,026,019)
                                                               ----------------
Financing Activities:(2)
Proceeds from shares sold ...............................           229,051,642
Payment on shares redeemed ..............................          (112,426,617)
Cash dividends paid .....................................            (6,519,965)
Effect of exchange rate on cash .........................             6,074,331
                                                               ----------------
Net increase in cash from financing activities ..........           116,179,391
                                                               ----------------
Net increase in cash ....................................               153,372
Cash: ...................................................                    --
                                                               ----------------
Ending balance ..........................................      $        153,372
                                                               ================

----------

(1) This statement of cash flows is presented as the Fund's investment in reverse repurchase agreements is 5.40% of average net assets for the year ended October 31, 2005. Reverse repurchase agreements constitute debt in accordance with accounting principles generally accepted in the United States of America. For discussion of reverse repurchase agreements, see footnote H on page 18.

(2) Non-cash financing activities included herein consist of reinvestment of distributions of $25,908,819.


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year

                                                             For the years ended October 31,
                                        -------------------------------------------------------------------------------
                                          2005             2004             2003                2002             2001
                                        --------         --------         --------           --------           -------
Net asset value, beginning of year       $11.32           $11.32           $10.89             $10.50             $9.63
                                       --------         --------         --------           --------           -------
Income from investment operations:
   Net investment income .........         0.46(1)          0.38(1)          0.35(1)            0.37              0.51
   Net realized and unrealized
      gain (loss) ................        (0.14)            0.45             0.71               0.52              0.87
                                       --------         --------         --------           --------           -------
      Total income from
        investment operations ....         0.32             0.83             1.06               0.89              1.38
                                       --------         --------         --------           --------           -------
Less dividends and distributions:
   From net investment income ....        (0.45)           (0.40)           (0.33)             (0.38)            (0.51)
   From net realized gains .......        (0.19)           (0.43)           (0.30)             (0.12)               --
                                       --------         --------         --------           --------           -------
      Total dividends
        and distributions ........        (0.64)           (0.83)           (0.63)             (0.50)            (0.51)
                                       --------         --------         --------           --------           -------
   Net asset value, end of year ..       $11.00           $11.32           $11.32             $10.89            $10.50
                                       ========         ========         ========           ========           =======
Total return .....................         2.91%            7.77%           10.05%              8.77%            14.84%
Ratios/Supplemental data:
   Net assets, end of year
      (000's omitted) ............     $488,981         $372,718         $380,265           $229,106           $94,712
   Expenses as a percentage
      of average net assets ......         0.71%(2)         0.72%(2)         0.67%(2),(3)       0.65%(3)          0.65%(3)
   Ratio of net investment
      income to average
      net assets ................         4.10%            3.43%            3.43%              3.88%             5.01%
   Portfolio turnover rate .......          572%             553%             393%               458%              325%

----------

(1)   Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October 31, 2005, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.71%, 0.72% and 0.67%, respectively.

(3) Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been
      as follows:     n/a       n/a        0.72%        0.80%        0.92%


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          13

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period


                                                                                                               For the period
                                                                                                              August 16, 2001
                                                             For the years ended October 31,                  (commencement of
                                               --------------------------------------------------------      operations) through
                                                2005            2004              2003            2002        October 31, 2001
                                              -------         -------           -------         -------      -------------------
Net asset value, beginning of period .....     $11.33          $11.34            $10.90          $10.50              $10.25
                                              -------         -------           -------         -------              ------
Income from investment operations:
     Net investment income ...............       0.49(1)         0.43(1)           0.38(1)         0.42                0.06
     Net realized and unrealized
         gain (loss) .....................      (0.12)           0.41              0.72            0.49                0.25
                                              -------         -------           -------         -------              ------
         Total income from investment
              operations .................       0.37            0.84              1.10            0.91                0.31
                                              -------         -------           -------         -------              ------
Less dividends and distributions:
     From net investment income ..........      (0.48)          (0.42)            (0.36)          (0.39)              (0.06)
     From net realized gains .............      (0.19)          (0.43)            (0.30)          (0.12)                 --
                                              -------         -------           -------         -------              ------
         Total dividends and distributions      (0.67)          (0.85)            (0.66)          (0.51)              (0.06)
                                              -------         -------           -------         -------              ------
Net asset value, end of period ...........     $11.03          $11.33            $11.34          $10.90              $10.50
                                              =======         =======           =======         =======              ======
Total return .............................       3.30%           7.99%            10.27%           9.09%               3.08%
Ratios/Supplemental data:
     Net assets, end of period
         (000's omitted) .................    $96,234         $83,023           $54,527         $40,612              $3,200
     Expenses as a percentage of
         average net assets ..............       0.46%(2)        0.47%(2)        0.42%(2),(3)     0.40%(3)            0.40%(3),(4)
     Ratio of net investment income to
         average net assets ..............       4.33%           3.78%             3.16%           4.29%             2.10%4
 Portfolio turnover rate .................        572%            553%              393%            458%                325%

----------
(1)   Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October 31, 2005 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.46%, 0.46% and 0.42%, respectively.

(3) Had the expense payment agreement, which terminated on July 31, 2003, not been in place, the ratio of expenses to average net assets would have been as follows: n/a n/a 0.47% 0.55% 0.67%(4)

(4)   Annualized.


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class A share outstanding throughout each period

                                                                                                         For the period from
                                                                               For the years                March 7, 2003
                                                                              ended October 31,           (commencement of
                                                                         --------------------------      operations) through
                                                                           2005               2004        October 31, 2003
                                                                         -------            -------      -------------------
Net asset value, beginning of period ................................     $11.34             $11.35               $11.40
Income from investment operations:
     Net investment income1 .........................................       0.42               0.40                 0.17
     Net realized and unrealized gain (loss) ........................      (0.12)              0.39                 0.02
                                                                         -------            -------               ------
         Total income from investment operations ....................       0.30               0.79                 0.19
                                                                         -------            -------               ------
Less dividends and distributions:
     From net investment income .....................................      (0.43)             (0.37)               (0.24)
     From net realized gains ........................................      (0.19)             (0.43)                  --
                                                                         -------            -------               ------
         Total dividends and distributions ..........................      (0.62)             (0.80)               (0.24)
                                                                         -------            -------               ------
Net asset value, end of period ......................................     $11.02             $11.34               $11.35
                                                                         =======            =======               ======
Total return ........................................................       2.63%              7.40%                1.75%
Ratios/Supplemental data:
     Net assets, end of period (000's omitted) ......................    $10,004            $12,550               $4,114
     Expenses as a percentage of average net assets2 ................       1.01%              1.02%                1.00%(3),(4)
     Ratio of net investment income to average net assets ...........       3.68%              3.51%                2.86%(4)
     Portfolio turnover rate ........................................        572%               553%                 393%(4)

----------
(1)   Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October 31, 2005, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 1.02%, 1.03% and 1.00%, respectively.

(3) Had the expense payment agreement, which terminated on July 31, 2003, not been in place, the ratio of expenses to average net assets would have been
      as follows:       n/a          n/a          1.02%(4)

(4)   Annualized.


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          15

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2005

1. Organization and Significant Accounting Policies. BBH Inflation-Indexed Securities Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Fund's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Inflation-Adjusted Debt Securities. The fund generally invests in inflation adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types inflation-adjusted securities may use other methods to adjust for other measures of inflation.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

      C. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2005.

      D. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are


FINANCIAL STATEMENT OCTOBER 31, 2005                                          17

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

            unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward currency exchange contracts is included at the end of the Portfolio of Investments.

      G. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At October 31, 2005, the Fund had open repurchase agreements, information regarding repurchase agreements is included at end of the Portfolio of Investments.

      H. Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Information regarding reverse repurchase agreements is included in the Portfolio of Investments. Reverse repurchase agreements constitute debt. For the year ended October 31, 2005, the ratio of the Fund's average debt outstanding (including reverse repurchase agreements) to average net assets was 5.40%.

      I. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Portfolio of Investments.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

      J. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

      K. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:


                                     Distribution paid from:
------------------------------------------------------------------------------------------------
                                 Net              Total                              Total
             Ordinary         long term          taxable         Tax return      distributions
              Income        capital gain      distributions      of capital          paid
            -----------     ------------      -------------      ----------      -------------
2005:       $26,015,083      $4,941,902        $30,956,985            --          $30,956,985
2004:       $30,322,426      $3,493,985        $33,816,411            --          $33,816,411

As of October 31, 2005 and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                 Components of accumulated earnings/(deficit):
-------------------------------------------------------------------------------------------------------------
                                                                                                     Total
           Undistributed     Undistributed                     Accumulated       Unrealized       accumulated
             ordinary          long-term       Accumulated     capital and      appreciation/      earnings/
              income         capital gains      earnings       other losses     (depreciation)     (deficit)
           -------------    --------------     -----------     -------------    --------------    -----------
2005:        $9,181,978       $7,721,574       $16,903,552           --          $(8,649,025)     $ 8,254,527
2004:        $3,583,720       $4,941,902       $ 8,525,622           --          $15,315,318      $23,840,940

Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The    differences     between     book-basis    and    tax-basis     unrealized
appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2005, the Fund incurred $1,371,408 for advisory services.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          19

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2005, the Fund incurred $548,563 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2005, the Fund incurred $334,006 for custody and accounting services. These fees were reduced by $19,593 as a result of an expense offset arrangement with the Fund's custodian.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of both Class N shares' and Class A shares' average daily net assets. For the year ended October 31, 2005, the Fund incurred $1,138,909 for shareholder servicing fees.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2005, the Fund paid no fees to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2005, the Fund incurred $17,473 for these fees.

3. Distribution Plan. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets. For the year ended October 31, 2005, the Fund incurred $35,757 for distribution fees.

      For the year ended October 31, 2005, $5,897 in front-end sales loads from the sales of Class A shares were retained by Lincoln Financial Advisors Corp., an affiliated broker-dealer of the Fund.

4. Investment Transactions. For the year ended October 31, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $3,418,068,697 and $3,360,918,951, respectively.

5. Bank Overdrafts. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended October 31, 2005 was $87,748.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

6. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund, 277,777,778 shares have been classified as Class I shares of the Fund and 277,777,777 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                 SHARES                                        AMOUNT
                                                     For the years ended October 31,              For the years ended October 31,
                                                    ---------------------------------          ------------------------------------
                                                       2005                   2004                  2005                  2004
                                                    ----------            -----------          -------------          -------------
Class N
Capital stock sold .....................            18,387,145             13,519,928          $ 197,656,268          $ 150,541,702
Capital stock issued in
     connection with
     re-investment of dividends ........             1,233,520              2,119,354             22,257,677             23,222,551
Capital stock redeemed .................            (8,109,162)           (16,289,933)           (90,663,352)          (179,833,150)
                                                    ----------            -----------          -------------          -------------
Net increase (decrease) ................            11,511,503               (650,651)         $ 129,250,593          $  (6,068,897)
                                                    ==========            ===========          =============          =============

Class I
Capital stock sold .....................             2,626,540              4,526,406          $  29,372,453          $  50,306,177
Capital stock issued in
     connection with
     re-investment of dividends ........               272,701                223,447              3,054,785              2,453,905
Capital stock redeemed .................            (1,496,292)            (2,234,651)           (16,953,044)           (24,644,414)
                                                    ----------            -----------          -------------          -------------
Net increase ...........................             1,402,949              2,515,202          $  15,474,194          $  28,115,668
                                                    ==========            ===========          =============          =============
Class A
Capital stock sold .....................               199,052                996,515          $   2,230,572          $  11,169,107
Capital stock issued in
     connection with
     re-investment of dividends ........                53,199                 55,845                596,357                613,937
Capital stock redeemed .................              (451,159)              (308,129)            (5,037,445)            (3,454,594)
                                                    ----------            -----------          -------------          -------------
Net increase (decrease) ................              (198,908)               744,231          $  (2,210,516)         $   8,328,450
                                                    ==========            ===========          =============          =============


FINANCIAL STATEMENT OCTOBER 31, 2005                                          21

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Inflation-Indexed Securities Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2005 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                            Beginning          Ending           During Period
                          Account Value     Account Value       May 1, 2005 to
                           May 1, 2005    October 31, 2005   October 31, 2005(1)
Class N                   -------------   ----------------   -------------------

Actual................        $1,000          $1,000                4
Hypothetical(2).......        $1,000          $1,022                4



                                                                Expenses Paid
                            Beginning          Ending           During Period
                          Account Value     Account Value       May 1, 2005 to
                           May 1, 2005    October 31, 2005   October 31, 2005(1)
Class I                   -------------   ----------------   -------------------
Actual................        $1,000          $1,002               2
Hypothetical(2).......        $1,000          $1,023               2



                                                                Expenses Paid
                            Beginning          Ending           During Period
                          Account Value     Account Value       May 1, 2005 to
                           May 1, 2005    October 31, 2005   October 31, 2005(1)
Class A                   -------------   ----------------   -------------------
Actual................        $1,000            $998               5
Hypothetical(2).......        $1,000          $1,020               5

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.71%, 0.46% and 1.01% for Class N, I and A shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          23

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The Fund hereby designates $4,941,916 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

In January 2006, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2005. Shareholders should use the information on Form 1099 for their income tax returns.

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of the BBH Inflation-Indexed Securities Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Joseph V. Shields, Jr.   Chairman of          Since       Managing Director, Chairman       10            None
Birth Date:              the Board            1990        and Chief Executive Officer
March 17, 1938           and Director                     of Shields & Company
Shields & Company                                         (registered broker-dealer and
140 Broadway                                              member of New York Stock
New York, NY 10005                                        Exchange); Chairman of
                                                          Capital Management
                                                          Associates, Inc. (registered
                                                          investment adviser); Director
                                                          of Flowers Foods, Inc.


Eugene P. Beard          Director             Since       Chairman & CEO of Westport        10            Director of
Birth Date:                                   1993        Asset Fund, Inc.                                Old Westbury
March 17, 1935                                                                                            Funds (7)
372 Danbury Road
2nd floor
Wilton, CT 06897

Richard L. Carpenter     Director             Since       Retired.                          10            None
Birth Date:                                   1994
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman         Director             Since       Director of Jeffrey Co. (1992     10            Director of
Birth Date:                                   1990        to present); Director of QMED                   Dreyfus
November 16, 1939                                         (1999 to present).                              Mutual Funds
3 Tall Oaks Drive                                                                                         (59 Funds)
Warren, NJ 07059

Alan G. Lowy             Director             Since       Private Investor.                 10            None
Birth Date:                                   1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

FINANCIAL STATEMENT OCTOBER 31, 2005                                          25

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Arthur D.                Director             Since       Retired; Trustee, R.K. Mellon     10            None
Miltenberger                                  1992        Family Trusts (1981-June
Birth Date:                                               2003); General Partner,
November 8, 1938                                          Mellon Family Investment
503 Darlington Road                                       Company IV, V and VI
Ligonier, PA 15658                                        (1983-2002); Director of
                                                          Aerostructures Corporation
                                                          (aircraft manufacturer)
                                                          (1996-July 2003).

Officers

John A. Nielsen          President,           Since       President and Principal           N/A           N/A
Birth Date:              Principal            2004        Executive Officer of BBH
July 15, 1943            Executive                        Trust, BBH Prime
140 Broadway             Officer                          Institutional Money Market
New York, NY 10005                                        Fund, Inc., BBH Fund, Inc.
                                                          and BBH U.S. Money Market
                                                          Portfolio (since January

                                                          2004); He joined Brown
                                                          Brothers Harriman & Co. ("BBH
                                                          & Co.") in 1968 and has been
                                                          a Partner of the firm since
                                                          1987.

Michael F. Hogan         Chief                Since       Chief Compliance Officer to       N/A           N/A
Birth Date:              Compliance           2004        the BBH Trust, BBH Prime
January 26, 1963         Officer                          Institutional Money Market
50 Milk Street                                            Fund, Inc., BBH Fund, Inc.
Boston, MA 02109                                          and the BBH U.S. Money Market
                                                          Portfolio; Senior Vice
                                                          President of BBH & Co. since
                                                          September 1994; Joined BBH &
                                                          Co. in 1985.

Gail C. Jones            Secretary            Since       Secretary of BBH Trust, BBH       N/A           N/A
Birth Date:                                   2002        Prime Institutional Money
October 26, 1953                                          Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                       Inc. and BBH U.S. Money
Pittsburgh, PA                                            Market Portfolio (since
15222-3779                                                August 2002); Counsel,
                                                          ReedSmith, LLP (since October
                                                          2002); Corporate Counsel
                                                          (January 1997-September 2002)
                                                          and Vice President (January
                                                          1999-September 2002) of
                                                          Federated Services Company.

Judith J. Mackin         Vice President       Since       Vice President of BBH Trust,      N/A           N/A
Birth Date:                                   2002        BBH Prime Institutional Money
May 30, 1960                                              Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                       Inc. and BBH U.S. Money
Pittsburgh, PA                                            Market Portfolio (since
15222-3779                                                August 2002); Vice President
                                                          (since November 1997) of
                                                          Federated Services Company.

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Victor Siclari           Assistant            Since       Assistant Secretary of BBH        N/A           N/A
Birth Date:              Secretary            2002        Trust, BBH Prime
November 17, 1961                                         Institutional Money Market
1001 Liberty Avenue                                       Fund, Inc., BBH Fund, Inc.
Pittsburgh, PA                                            and BBH U.S. Money Market
15222-3779                                                Portfolio (since August
                                                          2002); Partner, ReedSmith,
                                                          LLP (since October 2002);
                                                          Vice President (March
                                                          1996-September 2002) and
                                                          Senior Corporate Counsel
                                                          (July 1998-September 2002) of
                                                          Federated Investors, Inc.

Nancy D. Osborn          Assistant            Since       Assistant Secretary of BBH        N/A           N/A
Birth Date:              Secretary,           2002        Trust, BBH Prime
May 4, 1966              Treasurer,                       Institutional Money Market
140 Broadway             Principal                        Fund, Inc., BBH Fund, Inc.
New York, NY 10005       Financial                        and BBH U.S. Money Market
                         Officer                          Portfolio (since August
                                                          2002); Assistant Vice
                                                          President (since April 2003)
                                                          and Associate (April
                                                          1996-March 2003) of BBH & Co.

John C. Smith            Assistant            Since       Assistant Treasurer of BBH        N/A           N/A
Birth Date:              Treasurer            2002        Trust, BBH Prime
August 2, 1965                                            Institutional Money Market
50 Milk Street                                            Fund, Inc., BBH Fund, Inc.
Boston, MA 02109                                          and BBH U.S. Money Market
                                                          Portfolio (since August
                                                          2002); Assistant Vice
                                                          President (since September
                                                          2001), Associate (September
                                                          2000-August 2001) and Senior
                                                          Analyst (June 1999-August
                                                          2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the Corporation's by-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc. and BBH U.S. Money Market Portfolio. The Corporation has four series, and BBH Trust has four series.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          27

Investment Adviser and Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                 Call 1-800-575-1265
By E-mail send your request to:               bbhfunds@bbh.com
On the internet:                              www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

--------------------------------------------------------------------------------
                                         BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Annual Report
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

                          BBH International Equity Fund

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Over the twelve month period ended October 31, 2005, Class N Shares returned 15.77%1 net of fees, while Class I Shares returned 16.05%(1). The benchmark MSCI Europe, Australasia Far East Index (the "EAFE")(2) returned 18.09% over the same period. The Fund continues to employ two sub-advisors who are monitored by BBH. One manager, Mondrian Investment Partners, employs a value strategy while the other, Walter Scott & Partners, employs a growth strategy. New assets continue to be equally allocated between both managers.

The Fund's underperformance was concentrated in the first two months of the fiscal year, when it did not keep pace with a dramatic upturn in markets. This was primarily due to a conservative allocation to a rallying financial sector and underweights to securities denominated in appreciating European currencies. In the subsequent 10 months, the Fund began to gain back ground versus the EAFE, driven by overweights to energy and commodities companies along with hedges to the depreciating British pound and Euro.(3)

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2) MSCI Europe, Australasia and Far East Index (EAFE): An unmanaged market capitalization-weight equity index comprising 20 of 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

(3)   International  investing involves special risks including:  currency risk,
      increased   volatility  of  foreign   securities,   political  risks,  and
      differences in auditing and other financial standards.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

           Growth of $10,000 Invested in BBH International Equity Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from April 1, 1995 to October 31, 2005 as compared to the EAFE.

   [The following table is depicted as a line chart in the printed material.]

-----------------------------------------------------
  Total Return for the Period Ended October 31, 2005
-----------------------------------------------------
                                           Since
                           Five Years    Inception
                One Year  (Annualized)  (Annualized)
-----------------------------------------------------
Class N          15.77%        (0.43%)      5.04%(2)
-----------------------------------------------------
Class I          16.05%        (0.02%)      5.35%
-----------------------------------------------------

                               International
        Date                    Equity Fund*                  MSCI-EAFE
        ----                   -------------                  ---------
      03/31/95                   10,000.00                    10,000.00
      04/30/95                    9,946.60                    10,376.09
      05/31/95                   10,373.31                    10,252.40
      06/30/95                   10,313.43                    10,072.60
      07/31/95                   10,646.03                    10,699.69
      08/31/95                   10,508.07                    10,291.53
      09/30/95                   10,449.20                    10,492.53
      10/31/95                   10,273.51                    10,210.49
      11/30/95                   10,196.82                    10,494.58
      12/31/95                   10,673.36                    10,917.41
      01/31/96                   10,980.13                    10,962.23
      02/29/96                   10,937.26                    10,999.29
      03/31/96                   11,375.14                    11,232.87
      04/30/96                   11,807.85                    11,559.45
      05/31/96                   11,761.44                    11,346.73
      06/30/96                   11,768.93                    11,410.59
      07/31/96                   11,289.04                    11,077.09
      08/31/96                   11,231.95                    11,101.36
      09/30/96                   11,473.11                    11,396.28
      10/31/96                   11,325.61                    11,279.66
      11/30/96                   11,622.14                    11,728.46
      12/31/96                   11,533.24                    11,577.59
      01/31/97                   11,051.58                    11,172.40
      02/28/97                   11,176.59                    11,355.13
      03/31/97                   11,157.35                    11,396.25
      04/30/97                   11,102.60                    11,456.72
      05/31/97                   11,935.24                    12,202.26
      06/30/97                   12,419.76                    12,875.18
      07/31/97                   12,713.14                    13,083.59
      08/31/97                   11,564.07                    12,106.34
      09/30/97                   12,309.74                    12,784.52
      10/31/97                   11,515.17                    11,801.84
      11/30/97                   11,527.40                    11,681.53
      12/31/97                   11,654.16                    11,783.42
      01/31/98                   12,036.46                    12,322.32
      02/28/98                   12,603.76                    13,112.99
      03/31/98                   13,282.04                    13,516.76
      04/30/98                   13,553.35                    13,623.75
      05/31/98                   13,775.34                    13,557.63
      06/30/98                   13,886.33                    13,660.26
      07/31/98                   14,379.63                    13,798.76
      08/31/98                   12,357.11                    12,089.24
      09/30/98                   11,974.80                    11,718.60
      10/31/98                   12,443.43                    12,940.16
      11/30/98                   13,368.37                    13,603.10
      12/31/98                   13,538.42                    14,139.74
      01/31/99                   13,637.33                    14,097.99
      02/28/99                   13,587.88                    13,762.00
      03/31/99                   14,292.62                    14,336.45
      04/30/99                   14,737.72                    14,917.34
      05/31/99                   14,304.98                    14,149.12
      06/30/99                   15,121.00                    14,700.75
      07/31/99                   15,553.73                    15,137.71
      08/31/99                   15,566.09                    15,192.99
      09/30/99                   15,751.55                    15,346.44
      10/31/99                   16,122.47                    15,921.93
      11/30/99                   17,123.94                    16,474.42
      12/31/99                   19,650.44                    17,953.82
      01/31/00                   18,705.46                    16,813.75
      02/29/00                   19,495.11                    17,266.04
      03/31/00                   20,103.52                    17,935.97
      04/30/00                   19,171.48                    16,992.53
      05/31/00                   18,705.46                    16,577.92
      06/30/00                   19,585.72                    17,226.11
      07/31/00                   18,614.85                    16,504.34
      08/31/00                   18,692.52                    16,647.93
      09/30/00                   17,851.10                    15,837.17
      10/31/00                   17,203.85                    15,463.42
      11/30/00                   16,517.76                    14,883.54
      12/31/00                   16,955.05                    15,411.90
      01/31/01                   16,863.33                    15,404.20
      02/28/01                   15,513.74                    14,248.88
      03/31/01                   14,478.62                    13,298.48
      04/30/01                   15,539.95                    14,222.73
      05/31/01                   14,976.53                    13,720.66
      06/30/01                   14,413.10                    13,159.49
      07/31/01                   13,875.89                    12,919.99
      08/31/01                   13,391.08                    12,593.11
      09/30/01                   11,740.13                    11,317.43
      10/31/01                   12,224.93                    11,607.15
      11/30/01                   12,657.33                    12,035.46
      12/31/01                   12,722.84                    12,106.47
      01/31/02                   12,015.29                    11,463.61
      02/28/02                   12,041.49                    11,543.86
      03/31/02                   12,565.61                    12,168.38
      04/30/02                   12,618.38                    12,248.69
      05/31/02                   12,710.50                    12,404.25
      06/30/02                   12,330.45                    11,910.56
      07/31/02                   11,203.45                    10,734.99
      08/31/02                   11,164.24                    10,710.30
      09/30/02                   10,010.97                     9,560.01
      10/31/02                   10,521.53                    10,073.39
      11/30/02                   10,915.04                    10,530.72
      12/31/02                   10,495.90                    10,176.89
      01/31/03                   10,076.06                     9,752.51
      02/28/03                    9,866.48                     9,529.18
      03/31/03                    9,735.26                     9,342.41
      04/30/03                   10,351.50                    10,257.96
      05/31/03                   10,849.41                    10,879.59
      06/30/03                   10,967.66                    11,142.88
      07/31/03                   11,216.63                    11,412.54
      08/31/03                   11,334.40                    11,687.58
      09/30/03                   11,504.42                    12,047.56
      10/31/03                   12,159.02                    12,798.12
      11/30/03                   12,433.82                    13,082.24
      12/31/03                   13,326.56                    14,103.96
      01/31/04                   13,630.41                    14,302.83
      02/29/04                   13,908.47                    14,633.22
      03/31/04                   14,146.30                    14,715.17
      04/30/04                   13,723.33                    14,382.61
      05/31/04                   13,709.61                    14,431.51
      06/30/04                   14,079.77                    14,747.56
      07/31/04                   13,893.91                    14,268.26
      08/31/04                   13,867.51                    14,331.04
      09/30/04                   14,092.17                    14,705.08
      10/31/04                   14,514.93                    15,206.52
      11/30/04                   15,229.07                    16,245.13
      12/31/04                   15,827.57                    16,958.29
      01/31/05                   15,480.95                    16,646.26

      02/28/05                   16,148.18                    17,365.38
      03/31/05                   15,815.52                    16,929.51
      04/30/05                   15,481.82                    16,531.66
      05/31/05                   15,495.75                    16,539.93
      06/30/05                   15,681.70                    16,759.91
      07/31/05                   16,095.70                    17,274.44
      08/31/05                   16,655.83                    17,711.48
      09/30/05                   17,388.68                    18,499.64
      10/31/05                   16,788.77                    17,959.45

*net of fees and expenses

Performance quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

(2) The BBH International Equity Fund commenced operations on June 6, 1997. Performance prior to June 6, 1997 is that of the BBH International Equity Portfolio. Adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were de-ducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from June 6, 1997 (commencement of operations) to October 31, 2005 was 2.39%.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of BBH International Equity Fund

We have audited the accompanying statement of assets and liabilities of BBH International Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2005

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2005 (unaudited)

COUNTRY DIVERSIFICATION
                                                                     Percent of
                                                     U.S. $ VALUE    Net Assets
                                                     ------------    ----------
Australia .....................................      $ 31,959,021         8.2%
Belgium .......................................         6,541,784         1.7
Denmark .......................................         4,574,121         1.2
Finland .......................................         4,719,404         1.2
France ........................................        30,259,670         7.8
Germany .......................................        16,286,889         4.2
Hong Kong .....................................        29,291,935         7.5
Italy .........................................         6,308,746         1.6
Japan .........................................       119,830,544        30.7
Netherlands ...................................        12,304,975         3.1
New Zealand ...................................         3,516,375         0.9
Singapore .....................................         2,673,121         0.7
South Africa ..................................         1,802,963         0.5
South Korea ..................................         1,918,502         0.5
Spain .........................................        18,979,652         4.9
Sweden ........................................         4,636,680         1.2
Switzerland ...................................         4,106,345         1.0
Taiwan ........................................            34,640         0.0
United Kingdom ................................        78,247,592        20.0
Short-Term Investments ........................        12,548,830         3.2
Liabilities in Excess of Other Assets .........          (466,302)       (0.1)
                                                     ------------       -----
NET ASSETS ....................................      $390,075,487       100.0%
                                                     ============       =====

All data as of October 31, 2005. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2005 (unaudited)

SECTOR DIVERSIFICATION
                                                                     Percent of
                                                     U.S. $ VALUE    Net Assets
                                                     ------------    ----------
Consumer Discretionary ........................      $ 36,325,960         9.3%
Consumer Staples ..............................        42,461,494        10.9
Diversified Operations ........................         8,201,521         2.1
Energy ........................................        50,149,810        12.9
Finance .......................................        73,726,608        18.9
Health Care ...................................        34,732,009         8.9
Industrials ...................................        29,441,137         7.5
Information Technology ........................        14,467,991         3.7
Materials .....................................        24,685,772         6.3
Media .........................................         3,736,134         1.0
Telecommunication Services ....................        31,547,728         8.1
Utilities .....................................        28,516,795         7.3
Short-Term Investments ........................        12,548,830         3.2
Liabilities in Excess of Other Assets .........          (466,302)       (0.1)
                                                     ------------       -----
NET ASSETS ....................................      $390,075,487       100.0%
                                                     ============       =====

All data as of October 31, 2005. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2005

  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS (96.9%)
             AUSTRALIA (8.2%)
             CONSUMER STAPLES
   397,559   Coles Myer, Ltd....................................    $ 2,987,948
 1,233,043   Foster's Group, Ltd................................      5,358,710
                                                                    -----------
                                                                      8,346,658
                                                                    -----------
             ENERGY
   326,000   Woodside Petroleum, Ltd............................      7,705,233
                                                                    -----------
             FINANCE
   319,000   Lend Lease Corp., Ltd..............................      3,259,473
   238,059   National Australia Bank, Ltd.......................      5,892,073
                                                                    -----------
                                                                      9,151,546
                                                                    -----------
             INDUSTRIALS
     8,583   Wesfarmers, Ltd....................................        229,795
                                                                    -----------
             MATERIALS
   508,263   Amcor, Ltd.........................................      2,551,033
                                                                    -----------
             TELECOMMUNICATION SERVICES
 1,263,045   Telstra Corp.(1)...................................      3,974,756
                                                                    -----------
             Total Australia....................................     31,959,021
                                                                    -----------
             BELGIUM (1.7%)
             FINANCE
   141,027   Fortis.............................................      4,019,065
                                                                    -----------
             UTILITIES
     5,094   Electrabel SA......................................      2,522,719
                                                                    -----------
             Total Belgium......................................      6,541,784
                                                                    -----------
             DENMARK (1.2%)
             HEALTH CARE
    89,000   Novo Nordisk A/S...................................      4,574,121
                                                                    -----------
             Total Denmark......................................      4,574,121
                                                                    -----------
             FINLAND (1.2%)
             MATERIALS
   148,600   UPM-Kymmene Oyj....................................      2,871,975
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS (continued)
             FINLAND (continued)
             TELECOMMUNICATION SERVICES
   110,000   Nokia Oyj..........................................    $ 1,847,429
                                                                    -----------
             Total Finland......................................      4,719,404
                                                                    -----------
             FRANCE (7.8%)
             CONSUMER STAPLES
    49,500   L'Oreal SA.........................................      3,640,741
                                                                    -----------
             DIVERSIFIED OPERATIONS
    48,500   LVMH Moet Hennessy Louis Vuitton SA................      3,930,405
                                                                    -----------
             ENERGY
    41,712   Total SA...........................................     10,512,719
                                                                    -----------
             FINANCE
    42,852   Societe Generale...................................      4,896,790
                                                                    -----------
             INDUSTRIALS
    64,623   Compagnie de Saint-Gobain..........................      3,542,881
                                                                    -----------
             MEDIA
   145,600   Societe Television Francaise.......................      3,736,134
                                                                    -----------
             Total France.......................................     30,259,670
                                                                    -----------
             GERMANY (4.2%)
             FINANCE
   111,798   Bayer Hypo- und Vereinsbank AG(2)..................      3,126,245
                                                                    -----------
             HEALTH CARE
    52,000   Altana AG..........................................      2,931,833
                                                                    -----------
             MATERIALS
   115,182   Bayer AG...........................................      4,002,695
                                                                    -----------
             UTILITIES
    97,400   RWE AG............................................      6,226,116
                                                                    -----------
             Total Germany......................................     16,286,889
                                                                    -----------
             HONG KONG (7.5%)
             CONSUMER STAPLES
     4,600   Cheesecake China(3,4)..............................              0
                                                                    -----------
             DIVERSIFIED OPERATIONS
   450,000   Hutchison Whampoa, Ltd.............................      4,271,116
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2005

  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS (continued)
             HONG KONG (continued)
             ENERGY
 7,800,000   CNOOC, LTD.........................................    $ 5,065,334
                                                                    -----------
             FINANCE
    55,200   Jardine Matheson Holdings, Ltd.....................        873,576
   766,000   Wharf Holdings, Ltd................................      2,614,908
                                                                    -----------
                                                                      3,488,484
                                                                    -----------
             TELECOMMUNICATION SERVICES
   980,000   China Mobile (Hong Kong), Ltd......................      4,385,079
                                                                    -----------
             UTILITIES
   720,000   CLP Holdings, Ltd..................................      4,128,749
 2,520,000   Hong Kong & China Gas Co...........................      5,189,862
   584,500   Hong Kong Electric Holdings, Ltd...................      2,763,311
                                                                    -----------
                                                                     12,081,922
                                                                    -----------
             Total Hong Kong....................................     29,291,935
                                                                    -----------
             ITALY (1.6%)
             FINANCE
 1,349,800   Banca Intesa SpA...................................      6,308,746
                                                                    -----------
             Total Italy........................................      6,308,746
                                                                    -----------
             JAPAN (30.7%)
             CONSUMER DISCRETIONARY
   148,000   Denso Corp.........................................      4,224,527
    72,000   Honda Motor Co., Ltd...............................      3,999,903
   135,000   Matsushita Electric Industrial Co., Ltd............      2,478,641
    83,000   Sony Corp..........................................      2,707,392
   141,000   Toyota Motor Corp..................................      6,547,809
                                                                    -----------
                                                                     19,958,272
                                                                    -----------
             CONSUMER STAPLES
    29,000   Hoya Corp..........................................      1,019,580
    69,000   Hoya Corp. W/I(2)..................................      2,389,328
    62,000   Ito En, Ltd.(1)....................................      2,983,074
   134,000   Kao Corp...........................................      3,200,939
                                                                    -----------
                                                                      9,592,921
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS (continued)
             JAPAN (continued)
             FINANCE

       381   Millea Holdings, Inc...............................    $ 6,931,219
   290,000   Mitsubishi Estate Co., Ltd.........................      4,310,237
       400   Mitsubishi Tokyo Financial Group, Inc..............      5,045,083
   225,000   Nikko Cordial Corp.................................      2,752,298
                                                                   ------------
                                                                     19,038,837
                                                                   ------------
             HEALTH CARE
   106,100   Astellas Pharma, Inc...............................      3,794,866
   143,500   Eisai Co., Ltd.....................................      5,635,948
   194,200   Takeda Pharmaceutical Co., Ltd.....................     10,681,373
                                                                   ------------
                                                                     20,112,187
                                                                   ------------
             INDUSTRIALS
   146,400   Daikin Industries, Ltd.............................      3,811,916
    55,000   Fanuc, Ltd.........................................      4,348,200
    23,000   Hirose Electric Co., Ltd...........................      2,636,857
    17,500   Keyence Corp.......................................      4,048,321
    53,000   Murata Manufacturing Co., Ltd......................      2,660,418
    84,000   Secom Co., Ltd....................................      4,211,339
       390   West Japan Railway Co..............................      1,386,802
                                                                   ------------
                                                                     23,103,853
                                                                   ------------
             INFORMATION TECHNOLOGY
   174,400   Canon, Inc.........................................      9,231,375
   324,000   Hitachi, Ltd.......................................      1,992,803
    40,000   Rohm Co., Ltd......................................      3,243,813
                                                                   ------------
                                                                     14,467,991
                                                                   ------------
             MATERIALS
    87,000   Shin-Etsu Chemical Co., Ltd........................      4,188,372
                                                                   ------------
             TELECOMMUNICATION SERVICES
       750   KDDI Corp..........................................      4,281,820
       495   Nippon Telegraph & Telephone Corp..................      2,359,349
     1,575   NTT DoCoMo, Inc....................................      2,726,942
                                                                   ------------
                                                                      9,368,111
                                                                   ------------
             Total Japan........................................    119,830,544
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS (continued)
             NETHERLANDS (3.1%)
             CONSUMER DISCRETIONARY
   277,950   Reed Elsevier NV...................................   $  3,746,944
                                                                   ------------
             CONSUMER STAPLES
   112,000   Heineken Holdings NV...............................      3,319,276
                                                                   ------------
             FINANCE

   181,494   ING Groep NV.......................................      5,238,755
                                                                   ------------
             Total Netherlands..................................     12,304,975
                                                                   ------------
             NEW ZEALAND (0.9%)
             TELECOMMUNICATION SERVICES
   859,333   Telecom Corp. of New Zealand, Ltd.(1)..............      3,516,375
                                                                   ------------
             Total New Zealand..................................      3,516,375
                                                                   ------------
             SINGAPORE (0.7%)
             FINANCE
   718,200   Oversea-Chinese Banking Corp., Ltd.................      2,673,121
                                                                   ------------
             Total Singapore....................................      2,673,121
                                                                   ------------
             SOUTH AFRICA (0.5%)
             ENERGY
    56,509   Sasol, Ltd.........................................      1,802,963
                                                                   ------------
             Total South Africa.................................      1,802,963
                                                                   ------------
             SOUTH KOREA (0.5%)
             MATERIALS
    37,405   Pohang Iron & Steel Co., Ltd. (POSCO) ADR(2).......      1,918,502
                                                                   ------------
             Total South Korea..................................      1,918,502
                                                                   ------------
             SPAIN (4.9%)
             CONSUMER DISCRETIONARY
   138,000   Industria de Diseno Textil SA (Inditex)............      4,087,144
                                                                   ------------
             FINANCE
   299,632   Banco Santander Central Hispano SA.................      3,824,581
                                                                   ------------
             TELECOMMUNICATION SERVICES
   410,100   Telefonica SA......................................      6,548,043
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS (continued)
             SPAIN (continued)
             UTILITIES
   168,739   Iberdrola SA.......................................   $  4,519,884
                                                                   ------------
             Total Spain........................................     18,979,652
                                                                   ------------
             SWEDEN (1.2%)
             CONSUMER DISCRETIONARY
    85,000   Hennes & Mauritz AB (B shares).....................      2,763,385
                                                                   ------------
             TELECOMMUNICATION SERVICES
   570,000   Telefonaktiebolaget LM Ericsson Series B...........      1,873,295
                                                                   ------------
             Total Sweden......................................      4,636,680
                                                                   ------------
             SWITZERLAND (1.0%)
             CONSUMER STAPLES
    13,800   Nestle SA Registered...............................      4,106,345
                                                                   ------------
             Total Switzerland..................................      4,106,345
                                                                   ------------
             TAIWAN (0.0%)
             TELECOMMUNICATION SERVICES
     2,000   Chunghwa Telecom Co., Ltd. ADR.....................         34,640
                                                                   ------------
             Total Taiwan.......................................         34,640
                                                                   ------------
             UNITED KINGDOM (20.0%)
             CONSUMER DISCRETIONARY
   446,931   GKN, Plc...........................................      2,200,128
    66,806   InterContinental Hotels Group, Plc.................        833,854
   730,000   Kingfisher, Plc....................................      2,736,233
                                                                   ------------
             ...................................................      5,770,215
                                                                   ------------
             CONSUMER STAPLES
   341,164   Boots Group, Plc...................................      3,714,664
   122,000   Reckitt Benckiser, Plc.............................      3,684,398
   332,243   Unilever, Plc......................................      3,366,349
   930,000   William Morrison Supermarkets, Plc.................      2,690,142
                                                                   ------------
                                                                     13,455,553
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS (continued)
             UNITED KINGDOM (continued)
             ENERGY
 1,303,187   BG Group, Plc......................................   $ 11,428,251
   746,038   BP, Plc............................................      8,251,823
   174,431   Royal Dutch Shell PLC..............................      5,383,487
                                                                   ------------
                                                                     25,063,561
                                                                   ------------
             FINANCE
   160,555   Aviva, Plc.........................................      1,894,578
   377,806   HBOS, Plc..........................................      5,574,379
   548,204   Lloyds TSB Group, Plc..............................      4,491,481
                                                                   ------------
                                                                     11,960,438
                                                                   ------------
             HEALTH CARE
   273,616   GlaxoSmithKline, Plc...............................      7,113,868
                                                                   ------------
             INDUSTRIALS
   444,333   Brambles Industries, Plc...........................      2,564,608
                                                                   ------------
             MATERIALS
   135,315   BOC Group, Plc.....................................      2,664,547
   169,981   Rio Tinto, Plc.....................................      6,488,648
                                                                   ------------
                                                                      9,153,195
                                                                   ------------
             UTILITIES
   750,000   Centrica, Plc......................................      3,166,154
                                                                   ------------
             Total United Kingdom...............................     78,247,592
                                                                   ------------
             TOTAL COMMON STOCKS (Identified cost $319,934,412).    377,992,959
                                                                   ------------
             PUT OPTIONS (0.1%)
24,110,000   Citigroup Euro Currency Option.....................        438,802
 2,500,000   Citigroup Euro Currency Option.....................         67,750
                                                                   ------------
             TOTAL PUT OPTIONS (Identified cost $841,448)               506,552
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

Principal
  Amount                                                               Value
----------                                                          -----------
             SHORT-TERM INVESTMENTS (3.2%)
$8,048,830   Brown Brothers Investment Trust Securities
               Lending Fund(5)..................................   $  8,048,830
 4,500,000   HBOS Treasury Time Deposit 4.02%, 11/01/05.........      4,500,000
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
               (Identified cost ($12,548,830)...................     12,548,830
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $333,324,690)(6) ..     100.2%  $391,048,341
LIABILITIES IN EXCESS OF OTHER ASSETS ................      (0.2)      (972,854)
                                                           -----   ------------
NET ASSETS............................................     100.0%  $390,075,487
                                                           =====   ============

----------
(1)   Security, or a portion thereof, on loan.

(2)   Non-income producing security.

(3) Restricted security - Total market value of the restricted security owned at October 31, 2005 was $0, or 0.0% of net assets. Acquired on October 29, 2004 at a cost of $0.01.

(4)   Illiquid security, fair valued by investment advisor.

(5)   Affiliated Issuer.

(6) The aggregate cost for federal income tax purposes is $335,460,324, the aggregate gross unrealized appreciation is $78,058,507, and the aggregate gross unrealized depreciation is $22,470,490, resulting in net unrealized appreciation of $55,588,017. A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2005 is as follows:

                                                               Unrealized
                              Contracts                       Appreciation
             Currency        to Deliver     Delivery Date    (Depreciation)
           -------------     ----------     -------------    --------------
           British Pound     5,082,117        01/31/06          $124,334

ADR - American Depositary Receipt.
W/I - When Issued.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

ASSETS:
   Investments in securities, at value (identified
     cost $333,324,690) ......................................     $391,048,341
   Cash ......................................................        5,251,607
   Foreign currency, at value (identified cost $1,347,385) ...        1,163,154
   Receivables for:
     Capital stock sold ......................................        1,878,003
     Dividends ...............................................          943,199
     Investments sold ........................................          593,101
     Forward foreign exchange currency contracts .............          124,334
     Other receivables .......................................              488
                                                                  -------------
       Total Assets ..........................................      401,002,227
                                                                  -------------
LIABILITIES:
   Payable upon return of securities loaned ..................        8,048,830
   Payables for:
     Investments purchased ...................................        2,166,415
     Capital stock redeemed ..................................          251,214
     Investment advisory fees ................................          207,099
     Custody and accounting fees .............................           73,235
     Shareholder servicing fees ..............................           72,308
     Administrative fees .....................................           47,792
     Professional fees .......................................           29,666
     Board of Directors' fees ................................            3,301
     Accrued expenses and other liabilities ..................           26,880
                                                                  -------------
       Total Liabilities .....................................       10,926,740
                                                                  -------------
NET ASSETS ...................................................     $390,075,487
                                                                  =============
Net Assets Consist of:
   Paid-in capital ..........................................     $338,284,020
   Undistributed net investment income .......................        5,258,636
   Accumulated net realized loss on investments and
     foreign exchange transactions ...........................      (11,291,968)
   Net unrealized appreciation on investments and
     foreign currency translations ...........................       57,824,799
                                                                  -------------
Net Assets ...................................................     $390,075,487
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($355,630,420 / 28,253,290 shares outstanding) ............           $12.59
                                                                         ======
CLASS I SHARES
   ($34,445,067 / 2,730,409 shares outstanding) ..............           $12.62
                                                                         ======

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October
31, 2005

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of foreign
       withholding taxes of $935,238) ..........................     $ 8,696,751
     Securities lending income .................................         146,690
     Interest and other income .................................         169,225
                                                                     -----------
       Total Income ............................................       9,012,666

                                                                     -----------
   Expenses:
     Investment advisory fees ..................................       2,150,436
     Shareholder servicing fees ................................         743,041
     Administrative fees .......................................         496,254
     Custody and accounting fees ...............................         453,624
     Professional fees ........................................          26,680
     Board of Directors' fees ..................................          11,714
     Miscellaneous expenses ....................................         109,005
                                                                     -----------
       Total Expenses ..........................................       3,990,754
                                                                     -----------
Net Investment Income ..........................................       5,021,912
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments ............................       1,362,926
   Net realized gain on foreign exchange transactions ..........         336,612
                                                                     -----------
     Net realized gain on investments and foreign
       exchange transactions ...................................       1,699,538
   Net change in unrealized appreciation on investments
     and foreign currency translations .........................      38,168,190
                                                                     -----------
     Net Realized and Unrealized Gain ..........................      39,867,728
                                                                     -----------
   Net Increase in Net Assets Resulting from Operations ........     $44,889,640
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                              For the years ended October 31,
                                                              -------------------------------
                                                                   2005             2004
                                                              --------------   --------------
INCREASE IN NET ASSETS:
   Operations:

     Net investment income .................................   $   5,021,912    $   2,812,887
     Net realized gain on investments and foreign
       exchange transactions ...............................       1,699,538       29,015,882
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations .......      38,168,190          287,305
                                                               -------------    -------------
     Net increase in net assets resulting from
       operations ..........................................      44,889,640       32,116,074
                                                               -------------    -------------
   Dividends and distributions declared:
     From net investment income:
     Class N ...............................................      (1,836,980)        (983,931)
     Class I ...............................................        (277,715)        (758,059)
                                                               -------------    -------------
       Total dividends and distributions declared ..........      (2,114,695)      (1,741,990)
                                                               -------------    -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ..............     151,552,269      110,374,200
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions .....          50,222          760,129
     Net cost of capital stock redeemed ....................     (43,064,646)     (72,121,422)
     Net assets received in conjunction with
       merger agreement ....................................              --       12,573,854
                                                               -------------    -------------
       Net increase in net assets resulting from
         capital stock transactions ........................     108,537,845       51,586,761
                                                               -------------    -------------
       Total increase in net assets ........................     151,312,790       81,960,845
NET ASSETS:
   Beginning of year .......................................     238,762,697      156,801,852
                                                               -------------    -------------
   End of year (including undistributed net investment
     income of $5,258,636 and $2,014,807, respectively) ....   $ 390,075,487    $ 238,762,697
                                                               =============    =============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

                                                                For the years ended October 31,
                                                   -----------------------------------------------------------
                                                     2005         2004         2003      2002           2001
                                                   --------     --------     -------    -------       --------
Net asset value, beginning of year .............   $  10.96     $   9.28     $  8.03    $  9.34       $  13.29
                                                   --------     --------     -------    -------       --------
Income from investment operations:
  Net investment income(1)......................       0.18         0.14        0.08       0.03           0.13
  Net realized and unrealized gain (loss) ......       1.54         1.64        1.19      (1.34)         (3.92)
                                                   --------     --------     -------    -------       --------
    Total income (loss) from investment
      operations ...............................       1.72         1.78        1.27      (1.31)         (3.79)
                                                   --------     --------     -------    -------       --------
Less dividends and distributions:
  From net investment income ...................      (0.09)       (0.10)      (0.02)        --          (0.08)
  From net realized gains ......................         --           --          --         --          (0.08)
                                                   --------     --------     -------    -------       --------
Net asset value, end of year ...................   $  12.59     $  10.96     $  9.28    $  8.03       $   9.34
                                                   ========     ========     =======    =======       ========
Total return ...................................      15.77%       19.29%      15.87%    (14.03)%       (28.94)%
Ratios/Supplemental data:
  Net assets, end of year (000's omitted) ......   $355,630     $211,297     $98,376    $97,868       $113,353
  Ratio of expenses to average net assets ......       1.23%        1.30%       1.28%      1.34%(2)       1.15%(2)
  Ratio of net investment income to
    average net assets .........................       1.49%        1.34%       0.98%      0.34%          0.18%
  Portfolio turnover rate ......................          5%          81%         74%        36%(3)         21%(3)

----------
(1)   Calculated using average shares outstanding for the year.

(2) Includes the Fund's share of expenses paid by the International Equity Portfolio (the "Portfolio") and includes the impact of the Portfolio's expense offset arrangement. Excluding the Fund's share of the expense offset arrangement increases the Fund's ratio to average net assets to 1.35% and 1.24% for the years ended October 31, 2002 and October 31, 2001, respectively.

(3) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002 and 2001.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                                           For the period from
                                                                                                            October 30, 2002
                                                                 For the years ended October 31,             (commencement of
                                                              -------------------------------------         operations) through
                                                                2005           2004           2003           October 31, 2002
                                                              -------        -------        -------         -------------------
Net asset value, beginning of period .....................    $ 10.98        $  9.30        $  8.03                $  7.95
                                                              -------        -------        -------                -------
Income from investment operations:
  Net investment income ..................................       0.21(1)        0.14(1)        0.11(1)                0.00(2)
  Net realized and unrealized gain .......................       1.54           1.66           1.18                   0.08
                                                              -------        -------        -------                -------
    Total income from investment operations ..............       1.75           1.80           1.29                   0.08
                                                              -------        -------        -------                -------
Less dividends and distributions:
  From net investment income .............................      (0.11)         (0.12)         (0.02)                    --
                                                              -------        -------        -------                -------
Net asset value, end of period ...........................    $ 12.62        $ 10.98        $  9.30                $  8.03
                                                              =======        =======        =======                =======
Total return .............................................      16.05%         19.54%         16.18%                  1.01%


Ratios/Supplemental data:
  Net assets, end of period (000's omitted) ..............    $34,445        $27,465        $58,426                $15,722
  Ratio of expenses to average net assets ................       0.98%          1.05%          1.05%                  1.08%(3)
  Ratio of net investment income to average net assets ...       1.73%          1.33%          1.34%                  1.34%(3)
  Portfolio turnover rate ................................          5%            81%            74%                    36%(3,4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Less than $0.01 per share.

(3)   Annualized.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2005

1. Organization and Significant Accounting Policies. BBH International Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      On February 13, 2004, the Fund acquired all the assets and assumed all liabilities of the BBH European Equity Fund. Pursuant to the terms of the agreement governing the acquisition, the BBH European Equity Fund shareholders became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the BBH European Equity Fund as of February 13, 2004 ($21.81), the conversion ratio was 2.0776 shares of the Fund for each share of BBH European Equity Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free exchange for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders. The BBH European Equity Fund's net assets ($12,573,854) were combined with the Fund for total net assets after the acquisition of $216,529,245.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

      B. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

            denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      C. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward foreign currency exchange Contracts is included at the end of the Portfolio of Investments.

      D. Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Portfolio of Investments.

      E. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Information regarding securities lending is included at the end of the Portfolio of Investments.

      F. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of


FINANCIAL STATEMENT OCTOBER 31, 2005                                          21

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

            capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

      G. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      H. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:

                                     Distribution paid from:
------------------------------------------------------------------------------------------------
                                 Net              Total                              Total
             Ordinary         long term          taxable         Tax return      distributions
              Income        capital gain      distributions      of capital          paid
            -----------     ------------      -------------      ----------      -------------
2005:       $2,114,695           --            $2,114,695            --           $2,114,695
2004:        1,741,990           --             1,741,990            --            1,741,990

As of October 31, 2005, and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                 Components of accumulated earnings/(deficit):
-------------------------------------------------------------------------------------------------------------
                                                                                                     Total
           Undistributed     Undistributed                     Accumulated       Unrealized       accumulated
             ordinary          long-term       Accumulated     capital and      appreciation/      earnings/
              income         capital gains      earnings       other losses     (depreciation)     (deficit)
           -------------    --------------     -----------     -------------    --------------    -----------
2005:       $6,092,349            --           $6,092,349      $ (9,865,713)     $55,564,831      $51,791,467
2004:        1,869,192            --            1,869,192       (11,213,636)      18,360,965        9,016,521

The Fund had a net capital loss carryforward of approximately $9,865,713 which will expire on October 31, 2011.

Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and PFICs marked to market.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. BBH has a sub-advisory agreement with Walter Scott & Partners Limited ("Walter Scott"), and Mondrian Investment Partners Limited ("Mondrian"), for which Walter Scott and Mondrian receive compensation paid by BBH. For the year ended October 31, 2005, the Fund incurred $2,150,436 for advisory services.

      Administrative Fees. The Corporation has an administration  agreement with

      Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administrative services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2005, the Fund incurred $496,254 for administrative services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the year ended October 31, 2005, the Fund incurred $743,041 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2005, the Fund incurred $453,624 for custody and accounting services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2005, the Fund paid $53,785 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2005, the Fund incurred $11,714 for these fees.

      Expense Payment Fee. BBHTC paid certain expenses of the Fund and received a fee from the Fund, computed and paid monthly, such that after such fee the aggregate Class N and Class I shares' expenses will not exceed 1.35% and 1.10% of Class N and Class I shares' average daily net assets,


FINANCIAL STATEMENT OCTOBER 31, 2005                                          23

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

      respectively. For the period ended December 31, 2004, BBHTC incurred $546,945 in expenses, including investment advisory fees of $291,678, administrative fees of $67,310 and custody fees of $58,752 paid to BBH on behalf of the Fund. The Fund's expense payment fee terminated on December 31, 2004. The final payment made under the agreement included any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities at December 31, 2004.

3. Investment Transactions. For the year ended October 31, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $123,697,283 and $14,847,176, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. Securities on Loan. As of October 31, 2005, the Fund had securities on loan with an aggregate market value of $7,620,300. The Fund received $8,048,830 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. Bank Overdrafts. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended October 31, 2005 was $224.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

6. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                                                 SHARES                               AMOUNT
                                     For the years ended October 31,      For the years ended October 31,
                                     -------------------------------      -------------------------------
                                          2005             2004               2005              2004
                                     -------------    --------------      -------------    --------------
Class N
Capital stock sold ................    12,373,305       10,489,971        $146,873,269      $109,774,200
Capital stock issued in
  connection with reinvestment
  of dividends ....................         4,375           30,772              50,222           296,955
Capital stock redeemed ............    (3,401,212)      (3,036,589)        (40,814,646)      (31,541,305)
Capital stock received in
  conjunction with
  merger agreement ................            --        1,197,510                  --        12,573,854
                                      ------------     ------------       -------------    --------------
Net increase ......................     8,976,468        8,681,664        $106,108,845      $ 91,103,704
                                      ============     ============       =============    ==============

                                                 SHARES                               AMOUNT
                                     For the years ended October 31,      For the years ended October 31,
                                     -------------------------------      -------------------------------
                                          2005             2004               2005              2004
                                     -------------    --------------      -------------    --------------
Class I
Capital stock sold ................       402,082           57,803        $ 4,679,000       $    600,000
Capital stock issued in
  connection with reinvestment
  of dividends ....................            --           47,998                 --            463,174
Capital stock redeemed ............      (173,611)      (3,886,984)        (2,250,000)       (40,580,117)
                                      ------------     ------------       -------------    --------------
Net increase (decrease) ...........       228,471       (3,781,183)       $ 2,429,000       $(39,516,943)
                                      ============     ============       =============    ==============


FINANCIAL STATEMENT OCTOBER 31, 2005                                          25

BBH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2005 (unaudited)

EXAMPLE
As a shareholder of BBH International Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2005 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Expenses Paid
                          Beginning          Ending          During Period
                        Account Value     Account Value      May 1, 2005 to
Class N                  May 1, 2005    October 31, 2005    October 31, 2005
                        -------------   ----------------    ----------------
Actual..............        $1,000           $1,084                  6
Hypothetical(2).....        $1,000           $1,019                  6

                                                             Expenses Paid
                          Beginning          Ending          During Period
                        Account Value     Account Value      May 1, 2005 to
Class I                  May 1, 2005    October 31, 2005    October 31, 2005
                        -------------   ----------------    ----------------
Actual..............         $1,000          $1,086                  5
Hypothetical(2).....         $1,000          $1,020                  5

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.23% and 0.98% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          27

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $8,036,067 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                     Foreign                             Foreign Tax
                  Source Income                          Credit Total
                  -------------                          ------------
                   $9,322,620                              $628,229

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of the BBH International Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.   Chairman of          Since       Managing Director, Chairman       10            None
Birth Date:              the Board and        1990        and Chief Executive Officer
March 17, 1938           Director                         of Shields & Company
Shields & Company                                         (registered broker-dealer and
140 Broadway                                              member of New York Stock
New York, NY 10005                                        Exchange); Chairman of
                                                          Capital Management
                                                          Associates, Inc. (registered
                                                          investment adviser); Director
                                                          of Flowers Foods, Inc.

Eugene P. Beard          Director             Since       Chairman & CEO of Westport        10            Director of
Birth Date:                                   1993        Asset Fund, Inc.                                Old Westbury
March 17, 1935                                                                                            Funds (7)
372 Danbury Road
2nd floor
Wilton, CT 06897

Richard L. Carpenter     Director             Since       Retired.                          10            None
Birth Date:                                   1994
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman         Director             Since       Director of Jeffrey Co. (1992     10            Director of
Birth Date:                                   1990        to present); Director of QMED                   Dreyfus
November 16, 1939                                         (1999 to present).                              Mutual Funds
3 Tall Oaks Drive                                                                                         (59 Funds)
Warren, NJ 07059

Alan G. Lowy             Director             Since       Private Investor.                 10            None
Birth Date:                                   1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

FINANCIAL STATEMENT OCTOBER 31, 2005                                          28

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Arthur D. Miltenberger   Director             Since       Retired; Trustee, R.K. Mellon     10            None
Birth Date:                                   1992        Family Trusts (1981-June
November 8, 1938                                          2003); General Partner,
503 Darlington Road                                       Mellon Family Investment
Ligonier, PA 15658                                        Company IV, V and VI
                                                          (1983-2002); Director of
                                                          Aerostructures Corporation
                                                          (aircraft manufacturer)
                                                          (1996-July 2003).

Officers

John A. Nielsen          President,           Since       President and Principal           N/A           N/A
Birth Date:              Principal            2004        Executive Officer of BBH
July 15, 1943            Executive                        Trust, BBH Prime
140 Broadway             Officer                          Institutional Money Market
New York, NY 10005                                        Fund, Inc., BBH Fund, Inc.
                                                          and BBH U.S. Money Market
                                                          Portfolio (since January
                                                          2004); He joined Brown
                                                          Brothers Harriman & Co. ("BBH
                                                          & Co.") in 1968 and has been
                                                          a Partner of the firm since
                                                          1987.

Michael F. Hogan         Chief                Since       Chief Compliance Officer to       N/A           N/A
Birth Date:              Compliance           2004        the BBH Trust, BBH Prime
January 26, 1963         Officer                          Institutional Money Market
50 Milk Street                                            Fund, Inc., BBH Fund, Inc.
Boston, MA 02109                                          and the BBH U.S. Money Market
                                                          Portfolio; Senior Vice
                                                          President of BBH & Co. since
                                                          September 1994; Joined BBH &
                                                          Co. in 1985.


Gail C. Jones            Secretary            Since       Secretary of BBH Trust, BBH       N/A           N/A
Birth Date:                                   2002        Prime Institutional Money
October 26, 1953                                          Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                       Inc. and BBH U.S. Money
Pittsburgh, PA 15222-                                     Market Portfolio (since
3779                                                      August 2002); Counsel,
                                                          ReedSmith, LLP (since October
                                                          2002); Corporate Counsel
                                                          (January 1997-September 2002)
                                                          and Vice President (January
                                                          1999-September 2002) of
                                                          Federated Services Company.

Judith J. Mackin         Vice                 Since       Vice President of BBH Trust,      N/A           N/A
Birth Date:              President            2002        BBH Prime Institutional Money
May 30, 1960                                              Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                       Inc. and BBH U.S. Money
Pittsburgh, PA 15222-                                     Market Portfolio (since
3779                                                      August 2002); Vice President
                                                          (since November 1997) of
                                                          Federated Services Company.

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Victor Siclari           Assistant            Since       Assistant Secretary of BBH        N/A           N/A
Birth Date:              Secretary            2002        Trust, BBH Prime
November 17, 1961                                         Institutional Money Market
1001 Liberty Avenue                                       Fund, Inc., BBH Fund, Inc.
Pittsburgh, PA 15222-                                     and BBH U.S. Money Market
3779                                                      Portfolio (since August
                                                          2002); Partner, ReedSmith,
                                                          LLP (since October 2002);
                                                          Vice President (March
                                                          1996-September 2002) and

                                                          Senior Corporate Counsel
                                                          (July 1998-September 2002) of
                                                          Federated Investors, Inc.

Nancy D. Osborn          Assistant            Since       Assistant Secretary of BBH        N/A           N/A
Birth Date:              Secretary,           2002        Trust, BBH Prime
May 4, 1966              Treasurer,                       Institutional Money Market
140 Broadway             Principal                        Fund, Inc., BBH Fund, Inc.
New York, NY 10005       Financial                        and BBH U.S. Money Market
                         Officer                          Portfolio (since August
                                                          2002); Assistant Vice
                                                          President (since April 2003)
                                                          and Associate (April
                                                          1996-March 2003) of BBH & Co.

John C. Smith            Assistant            Since       Assistant Treasurer of BBH        N/A           N/A
Birth Date:              Treasurer            2002        Trust, BBH Prime
August 2, 1965                                            Institutional Money Market
50 Milk Street                                            Fund, Inc., BBH Fund, Inc.
Boston, MA 02109                                          and BBH U.S. Money Market
                                                          Portfolio (since August
                                                          2002); Assistant Vice
                                                          President (since September
                                                          2001), Associate (September
                                                          2000-August 2001) and Senior
                                                          Analyst (June 1999-August
                                                          2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the Corporation's by-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc. and BBH U.S. Money Market Portfolio. The Corporation has four series, and BBH Trust has four series.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          31

Investment Adviser and Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                 Call 1-800-575-1265
By E-mail send your request to:               bbhfunds@bbh.com
On the internet:                              www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN
--------------------------------------------------------------------------------
                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  Annual Report
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

                          BBH TAX-EFFICIENT EQUITY FUND

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The BBH Tax Efficient Equity Fund (the "Fund") rose 10.31%1 during the twelve month reporting period ended October 31, 2005. This gain was 0.16% less than the 10.47% return of the Russell 1000 Index2 (the Fund's stated benchmark) and 1.59% higher than the 8.72% return of the S&P 500 Index3 for the same twelve month period.

While the Fund's performance was slightly less than that of its benchmark, the Fund's investment advisor, Brown Brothers Harriman & Co. ("BBH"), views the fiscal year ended October 31, 2005 as establishing a solid foundation for attractive future returns. During the 2005 fiscal year, BBH continued to emphasize (i) rigorous fundamental analysis of industry structure and the competitive advantages and weaknesses of individual companies in order to gain a differing perspective and (ii) a disciplined investment process that is repeatable, enhances objectivity, and reduces the likelihood of investment mistakes. While the benefits of the Fund's fundamental analysis and investment process were only partially evident during fiscal 2005, BBH believes that the Fund's strategy of investing in established, cash generative companies trading at a discount to intrinsic value is compelling and should provide attractive, risk-adjusted returns over time if well executed.

The Fund's holdings during the fiscal year ended October 31, 2005 included both traditional "value" companies judged by BBH to be trading at a deep discount to their estimated intrinsic values and certain companies that would generally be characterized as "growth" companies because they are reinvesting a substantial portion of their internally generated capital into internal projects at attractive rates of return to drive future wealth creation. A common denominator for all of the Fund's investments, including both its value and growth companies, is the concept of "margin-of-safety." The Fund looks for investments with high margins-of-safety due to the quality of their businesses and meaningful price-to-value discrepancies at time of purchase so that the risk of permanent capital loss is low.

>From an individual security standpoint, significant positive contributors to the
Fund's performance included insurance brokerage firm Aon Corp., food producer Nestle S.A., and a number of oil, gas, and coal companies that benefited from the dramatic rise in energy prices. Aon and Nestle are both good examples of established, cash generative businesses that are market leaders in their respective industries and were trading at a discount to intrinsic value at the Fund's time of purchase. The Fund's bottom performing securities during the year ended October 31, 2005 were concentrated in the technology, healthcare, and financial services sectors. In retrospect, some of these poorly performing investments were underwriting mistakes, while others represent strong companies that suffered relatively minor setbacks and now appear to be trading at even deeper discounts to intrinsic value.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

In summary, BBH is committed to rigorous fundamental analysis and a disciplined investment process and is confident in the Fund's strategy of investing in established, cash generative businesses when they are trading at a discount to intrinsic value. The Fund's investment objective remains to provide investors with long-term growth of capital on an after-tax basis.

----------
1     Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

2 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           3

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

Growth of $10,000 Invested in BBH Tax-Efficient Equity Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Fund from November 2, 1998 to October 31, 2005 as compared to the Russell 1000.

   [The following table is depicted as a line chart in the printed material.]

Total Return for the Period Ended October 31, 2005

                            Since
           Five Years     Inception
One Year  (Annualized)  (Annualized)
--------  ------------  ------------
 10.31%     (5.16%)         .52%

                       Tax-Efficient
          Date         Equity Fund*        Russell 1000        S&P 500
        --------       -------------       ------------       ---------
        10/31/98         10,000.00          10,000.00         10,000.00
        11/30/98         10,420.00          10,619.00         10,605.83
        12/31/98         11,390.00          11,295.43         11,216.59
        01/31/99         11,650.00          11,698.45         11,685.46
        02/28/99         11,540.00          11,327.14         11,322.34
        03/31/99         12,120.00          11,761.20         11,775.21
        04/30/99         12,490.00          12,253.05         12,231.20
        05/31/99         12,240.00          11,988.14         11,942.78
        06/30/99         12,650.00          12,599.06         12,605.05
        07/31/99         12,300.00          12,214.41         12,211.84
        08/31/99         12,430.00          12,099.96         12,151.02
        09/30/99         12,070.00          11,767.21         11,817.96
        10/31/99         12,800.00          12,558.20         12,565.80
        11/30/99         13,200.00          12,881.32         12,821.26
        12/31/99         14,250.00          13,657.42         13,576.43
        01/31/00         13,690.00          13,098.29         12,894.35
        02/29/00         13,480.00          13,063.32         12,650.26
        03/31/00         14,640.00          14,253.65         13,887.84
        04/30/00         14,120.00          13,778.43         13,469.95
        05/31/00         13,670.00          13,422.12         13,193.55
        06/30/00         13,970.00          13,764.25         13,518.77
        07/31/00         13,780.00          13,535.62         13,307.47
        08/31/00         14,480.00          14,537.53         14,134.00
        09/30/00         13,630.00          13,862.70         13,387.86
        10/31/00         13,520.00          13,695.65         13,331.63
        11/30/00         12,350.00          12,443.19         12,280.57
        12/31/00         12,396.84          12,593.62         12,340.74
        01/31/01         13,130.80          13,007.95         12,778.84
        02/28/01         11,693.05          11,794.57         11,613.66
        03/31/01         10,828.39          11,011.18         10,877.36
        04/30/01         11,833.81          11,895.93         11,722.64
        05/31/01         11,763.43          11,976.34         11,801.18
        06/30/01         11,321.04          11,705.80         11,513.94
        07/31/01         10,959.09          11,546.01         11,400.64
        08/31/01         10,144.70          10,842.28         10,686.96
        09/30/01          9,199.60           9,922.75          9,823.46
        10/31/01          9,511.28          10,129.34         10,010.79
        11/30/01         10,225.13          10,909.30         10,778.62
        12/31/01         10,194.97          11,025.59         10,873.04
        01/31/02          9,893.34          10,885.57         10,714.40
        02/28/02          9,611.83          10,668.73         10,507.83
        03/31/02         10,003.94          11,107.10         10,903.02
        04/30/02          9,279.66          10,470.78         10,241.97
        05/31/02          9,179.44          10,378.43         10,166.49
        06/30/02          8,596.54           9,612.50          9,442.23
        07/31/02          7,862.40           8,901.17          8,705.74
        08/31/02          7,922.94           8,947.73          8,762.93
        09/30/02          7,007.84           7,986.74          7,810.58
        10/31/02          7,872.60           8,650.36          8,497.91
        11/30/02          8,355.20           9,156.58          8,998.44
        12/31/02          7,751.95           8,638.32          8,469.33
        01/31/03          7,450.40           8,428.92          8,247.43
        02/28/03          7,320.02           8,298.53          8,123.72
        03/31/03          7,460.56           8,384.42          8,202.52
        04/30/03          8,154.39           9,061.29          8,878.41
        05/31/03          8,546.62           9,577.97          9,346.30
        06/30/03          8,616.70           9,703.92          9,465.93
        07/31/03          8,677.02           9,897.32          9,632.53
        08/31/03          8,757.72          10,098.13          9,820.37
        09/30/03          8,667.51           9,994.73          9,716.27
        10/31/03          8,989.08          10,580.72         10,266.21
        11/30/03          8,928.85          10,707.58         10,356.55
        12/31/03          9,328.86          11,220.37         10,882.67
        01/31/04          9,439.88          11,433.67         11,082.91
        02/29/04          9,631.50          11,592.59         11,236.96
        03/31/04          9,399.39          11,434.94         11,067.28
        04/30/04          9,288.47          11,227.96         10,893.53
        05/31/04          9,167.72          11,389.65         11,042.77
        06/30/04          9,308.91          11,594.66         11,257.00
        07/31/04          9,500.67          11,187.69         10,884.39
        08/31/04          9,606.13          11,242.51         10,927.93
        09/30/04          9,711.79          11,384.16         11,045.95
        10/31/04          9,785.60          11,567.45         11,214.95
      11/30/2004         10,122.23          12,062.53         11,647.85
      12/31/2004         10,423.87          12,499.20         12,043.88
       1/31/2005         10,095.52          12,184.22         11,750.01
       2/28/2005         10,423.62          12,458.36         11,996.76
       3/31/2005         10,191.18          12,261.52         11,784.41
       4/30/2005          9,947.61          12,035.91         11,560.51
       5/31/2005         10,434.05          12,463.18         11,928.13
       6/30/2005         10,571.77          12,514.28         11,944.83
       7/31/2005         11,015.79          12,918.49         12,389.18
       8/31/2005         11,004.77          12,806.10         12,276.44
       9/30/2005         11,195.16          12,925.20         12,375.88
      10/31/2005         10,793.25          12,699.01         12,169.20

      *net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000 has been adjusted to reflect reinvestment of dividends on securities in the index. The Russell 1000 index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of BBH Tax-Efficient Equity Fund:

We have audited the accompanying statement of assets and liabilities of BBH Tax-Efficient Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax-Efficient Equity Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

BOSTON, MASSACHUSETTS
DECEMBER 29, 2005


FINANCIAL STATEMENT OCTOBER 31, 2005                                           5

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2005 (unaudited)

SECTOR DIVERSIFICATION
                                                                     PERCENT OF
                                                   U.S. $ VALUE      NET ASSETS
                                                   ------------      ----------
Consumer Discretionary ........................    $ 4,179,059            6.8%
Consumer Staples ..............................      8,447,976           13.6
Energy ........................................      9,946,212           16.1
Financials ....................................     13,193,817           21.3
Health Care ...................................      6,158,546            9.9
Industrials ...................................      4,302,577            6.9
Information Technology ........................      9,495,285           15.3
Materials .....................................      2,284,621            3.7
Utilities .....................................      2,256,390            3.6
Cash and other assets in excess
  of liabilities ..............................      1,717,077            2.8
                                                   -----------          -----
NET ASSETS ....................................    $61,981,560          100.0%
                                                   ===========          =====

All data as of October 31, 2005. The Fund's sector breakdown is expressed as a percentage of net assets and may vary over time.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2005

 Shares                                                               Value
--------                                                            ------------
         COMMON STOCKS (97.2%)
         CONSUMER DISCRETIONARY (6.8%)
 43,800  Bed, Bath & Beyond, Inc.(1).............................   $ 1,774,776
 31,375  Family Dollar Stores, Inc..............................       694,642
 76,650  La Quinta Corp.(1)......................................       640,027
 85,025  ServiceMaster Co........................................     1,069,614
                                                                     ----------
         Total Consumer Discretionary............................     4,179,059
                                                                     ----------
         CONSUMER STAPLES (13.6%)
 17,100  Coca-Cola Co............................................       731,538
 31,715  Costco Wholesale Corp...................................     1,533,737
 18,175  Molson Coors Brewing Co. (Class B)......................     1,121,397
 27,650  Nestle SA ADR...........................................     2,055,921
 23,600  PepsiCo, Inc............................................     1,394,288
 34,054  Wal-Mart Stores, Inc....................................     1,611,095
                                                                     ----------
         Total Consumer Staples..................................     8,447,976
                                                                     ----------
         ENERGY (16.1%)
 32,850  Apache Corp.............................................     2,096,815
 12,100  Arch Coal, Inc..........................................       932,547
 33,325  Occidental Petroleum Corp...............................     2,628,676
 38,650  Suncor Energy, Inc......................................     2,072,800
 50,975  XTO Energy, Inc.........................................     2,215,374
                                                                     ----------
         Total Energy............................................     9,946,212
                                                                     ----------
         FINANCIALS (21.3%)
 16,475  Ambac Financial Group, Inc..............................     1,167,913
 35,050  Aon Corp................................................     1,186,443
  5,575  Fairfax Financial Holdings, Ltd.........................       836,250
 24,225  Freddie Mac.............................................     1,486,204
 11,325  IPC Holdings, Ltd.......................................       298,187
 47,882  J.P. Morgan Chase & Co..................................     1,753,439
 47,421  MBIA, Inc...............................................     2,761,799
 40,300  Popular, Inc............................................       816,478
 29,775  RenaissanceRe Holdings, Ltd.............................     1,126,984
 31,600  SAFECO Corp.............................................     1,760,120
                                                                     ----------
         Total Financials........................................     13,193,817
                                                                     ----------


FINANCIAL STATEMENT OCTOBER 31, 2005                                           7

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

 Shares                                                               Value
--------                                                            ------------
         COMMON STOCKS (continued)
         HEALTH CARE (9.9%)
 21,075  Amgen, Inc.(1)..........................................   $ 1,596,642
 10,125  Guidant Corp............................................       637,875
 45,500  MedImmune, Inc.(1)......................................     1,591,590
 25,350  Novartis AG ADR.........................................     1,364,337
 23,621  Pfizer, Inc.............................................       513,521
 11,925  Teva Pharmaceutical Industries, Ltd. ADR................       454,581
                                                                     ----------
         Total Health Care.......................................     6,158,546
                                                                     ----------
         INDUSTRIALS (6.9%)
115,100  Allied Waste Industries, Inc.(1)........................       936,914
 50,675  ARAMARK Corp. (Class B).................................     1,288,159
 70,400  Waste Management, Inc...................................     2,077,504
                                                                     ----------
         Total Industrials.......................................     4,302,577
                                                                     ----------
         INFORMATION TECHNOLOGY (15.3%)
 22,475  Affiliated Computer Services, Inc. (Class A)(1).........     1,216,122
217,900  Brocade Communications Systems, Inc.(1).................       810,588
 44,015  Dell, Inc.(1)...........................................     1,403,198
 21,400  First Data Corp.........................................       865,630
149,175  Flextronics International, Ltd.(1)......................     1,385,836
 11,675  KLA-Tencor Corp.........................................       540,436
 25,625  Logitech International SA ADR(1)........................       982,975
 60,013  Microsoft Corp..........................................     1,542,334
 45,426  STMicroelectronics NV...................................       748,166
                                                                     ----------
         Total Information Technology............................     9,495,285
                                                                     ----------
         MATERIALS (3.7%)
 21,100  International Flavors & Fragrances, Inc.................       696,089
 32,150  Praxair, Inc............................................     1,588,532
                                                                     ----------
         Total Materials.........................................     2,284,621
                                                                     ----------
         UTILITIES (3.6%)
 41,175  Constellation Energy Group..............................     2,256,390
                                                                     ----------
         Total Utilities.........................................     2,256,390
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

                                                                       Value
                                                                    -----------
TOTAL INVESTMENTS (Identified cost $56,554,416)(2).......   97.2%   $60,264,483
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........    2.8      1,717,077
                                                           -----    -----------
NET ASSETS...............................................  100.0%   $61,981,560
                                                           =====    ===========

----------
(1)   Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $56,588,329, the aggregate gross unrealized appreciation is $6,618,522, and the aggregate gross unrealized depreciation is $2,942,368, resulting in net unrealized appreciation of $3,676,154.

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           9

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

ASSETS:
   Investments in securities, at value
     (identified cost $56,554,416) ..........................      $ 60,264,483
   Cash .....................................................         2,455,899
   Receivables for:
     Investments sold .......................................           682,010
     Capital stock sold .....................................           441,110
     Dividends ..............................................            11,573
                                                                   ------------
       Total Assets .........................................        63,855,075
                                                                   ------------
LIABILITIES:
   Payables for:
     Investments purchased ..................................         1,772,665
     Investment advisory fees ...............................            33,220
     Professional fees ......................................            17,652
     Shareholder servicing fees .............................            12,777
     Capital stock redeemed .................................             8,750
     Administrative fees ....................................             7,667
     Custody and accounting fees ............................             5,234
     Board of Directors' fees ...............................               502
     Accrued expenses and other liabilities .................            15,048
                                                                   ------------
       Total Liabilities ....................................         1,873,515
                                                                   ------------
NET ASSETS ..................................................      $ 61,981,560
                                                                   ============
Net Assets Consist of:
   Paid-in capital ..........................................      $ 68,715,035
   Undistributed net investment income ......................            32,982
   Accumulated net realized loss on investments .............       (10,476,524)
   Net unrealized appreciation on investments ...............         3,710,067
                                                                   ------------
Net Assets ..................................................      $ 61,981,560
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($61,981,560 / 6,077,548 shares outstanding) .............            $10.20
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2005

NET INVESTMENT

INCOME:
   Income:
     Dividends and other income (net of withholding tax $12,583)   $    924,031
                                                                   ------------
   Expenses:
     Investment advisory fees ...............................           354,637
     Shareholder servicing fees .............................           136,399
     Administrative fees ....................................            81,839
     Custody and accounting fees ............................            50,676
     Professional fees ......................................            23,541
     Board of Directors' fees ...............................             1,781
     Miscellaneous expenses .................................            51,333
                                                                   ------------
       Total Expenses .......................................           700,206
       Expense offset arrangement ...........................           (24,956)
       Fees reimbursed ......................................            (7,342)
                                                                   ------------
       Net Expenses .........................................           667,908
                                                                   ------------
Net Investment Income .......................................           256,123
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments .........................         3,198,557
   Net change in unrealized appreciation on investments .....         1,724,976
                                                                   ------------
     Net Realized and Unrealized Gain .......................         4,923,533
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ........      $  5,179,656
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          11

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS
                                                         ENDED OCTOBER 31,
                                                    ---------------------------
                                                        2005           2004
                                                    ------------   ------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income .......................  $    256,123   $    110,000
     Net realized gain on investments ............     3,198,557         72,696
     Net change in unrealized appreciation
       on investments ............................     1,724,976      1,936,204
                                                    ------------   ------------
     Net increase in net assets resulting
       from operations ...........................     5,179,656      2,118,900
                                                    ------------   ------------
   Dividends and distributions to Class N
     shareholders declared from net
     investment income: ..........................      (283,472)      (196,354)
                                                    ------------   ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ....    17,951,544      9,908,664
     Net asset value of capital stock issued to
       shareholders for reinvestment of
       distributions .............................        26,773         88,619
     Net cost of capital stock redeemed ..........    (8,787,910)   (11,225,700)
                                                    ------------   ------------
       Net increase (decrease) in net assets
         resulting from capital stock
         transactions.............................     9,190,407     (1,228,417)
                                                    ------------   ------------
       Total increase in net assets ..............    14,086,591        694,129

NET ASSETS:
   Beginning of year ............................    47,894,969     47,200,840
                                                    ------------   ------------
   End of year (including undistributed net
     investment income of $32,982 and
     $77,462, respectively) ......................  $ 61,981,560   $ 47,894,969
                                                    ============   ============

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

                                                                             For the years ended October 31,
                                                                -------------------------------------------------------
                                                                 2005         2004        2003        2002        2001
                                                                -------     -------     -------     -------     -------
Net asset value, beginning of year ..........................   $  9.30     $  8.94     $  7.79     $  9.46     $ 13.52
                                                                -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income (loss) ..............................      0.05        0.02        0.04        0.01       (0.02)
  Net realized and unrealized gain (loss) ...................      0.91        0.38        1.12       (1.68)      (3.97)
                                                                -------     -------     -------     -------     -------
    Total income (loss) from investment operations ..........      0.96        0.40        1.16       (1.67)      (3.99)
                                                                -------     -------     -------     -------     -------
Less dividends and distributions:
  From net investment income ................................     (0.06)      (0.04)      (0.01)         --          --
  From net realized gains ...................................        --          --          --          --       (0.07)
                                                                -------     -------     -------     -------     -------
    Total dividends and distributions .......................     (0.06)      (0.04)      (0.01)         --       (0.07)
                                                                -------     -------     -------     -------     -------
Net asset value, end of year ................................   $ 10.20     $  9.30     $  8.94     $  7.79     $  9.46
                                                                =======     =======     =======     =======     =======
Total return ................................................     10.31%       4.46%      14.34%     (17.65)%    (29.65)%
Ratios/Supplemental data:
  Net assets, end of year (000's omitted) ...................   $61,982     $47,895     $47,201     $82,607     $40,833
  Expenses as a percentage of average net assets(1), ........      1.22%       1.20%       1.20%       1.20%       1.20%
  Ratio of net investment income (loss) to average
    net assets ..............................................      0.47        0.23%       0.42%       0.17%      (0.21)%
  Portfolio turnover rate ...................................        59%         57%         44%         33%         53%

----------
1     Had the expense reimbursement agreement,  which terminated on December 31,
      2004, not been in place, the ratio of expenses to average net assets would
      have been as follows:                                        1.24%       1.32%       1.36%       1.43%       1.46%

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          13

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2005

1. Organization and Significant Accounting Policies. BBH Tax-Efficient Equity Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of October 31, 2005, there were no Class I shares outstanding.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2005.

      C. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2005

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:

                                       Distribution paid from:
--------------------------------------------------------------------------------
                            Net            Total                       Total
          Ordinary       long term        taxable      Tax return  distributions
           Income      capital gain    distributions   of capital      paid
          --------     ------------    -------------   ----------  -------------
  2005:   $283,472           --          $283,472           --        $283,472
  2004:    196,354           --           196,354           --         196,354

As of October 31, 2005 and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                       Components of accumulated earnings/(deficit):
------------------------------------------------------------------------------------------------------
                                                                                              Total
                Undistributed  Undistributed                Accumulated      Unrealized    accumulated
                   ordinary      long-term     Accumulated  capital and     appreciation/   earnings/
                    income     capital gains     earnings   other losses   (depreciation)   (deficit)
                -------------  -------------   -----------  ------------   --------------  -----------
   2005:          $32,982            --          $32,982    $(10,442,611)     $3,676,154  $ (6,733,475)
   2004:           77,462            --           77,462     (13,677,171)      1,969,980   (11,629,729)

The Fund had net capital loss carryforwards of approximately $10,442,611 which expires as follows:

                    Capital loss                Expiration
                    carryforward                   date
                    ------------                ----------
                     $2,054,597                 10/31/2009
                      4,027,806                 10/31/2010
                      4,270,319                 10/31/2011
                         89,889                 10/31/2012


FINANCIAL STATEMENT OCTOBER 31, 2005                                          15

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2005

      Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the year ended October 31, 2005, the Fund incurred $354,637 for investment advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2005, the Fund incurred $81,839 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. Custody and accounting fees were reduced by $24,956 as a result of an expense offset arrangement with the Fund's custodian. For the year ended October 31, 2005, the Fund incurred $50,676 for custody and accounting services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the year ended October 31, 2005, the Fund incurred $136,399 for shareholder servicing services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2005, the Fund incurred no security lending fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2005, the Fund incurred $1,781 for these fees.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2005

      Expense Reimbursement. The Fund had an agreement with BBHTC for which BBHTC agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) did not exceed, in the aggregate, 1.20% Of class N shares' average daily net assets. For the period ended December 31, 2004, BBHTC reimbursed the fund $7,342. The agreement terminated on December 31, 2004. The final payment made under the agreement included any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities at December 31, 2004.

3. Investment Transactions. For the year ended October 31, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $40,179,103 and $31,343,655, respectively.

4. Bank Overdrafts. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended October 31, 2005 was $81.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of October 31, 2005. Transactions in Class N shares of capital stock were as follows:

                                                                  SHARES
                                                              FOR THE YEARS
                                                            ENDED OCTOBER 31,
                                                          ---------------------
                                                            2005         2004
                                                          --------     --------
Capital stock sold....................................   1,818,754    1,080,605
Capital stock issued in connection with
  reinvestment of distributions                              2,755        9,891
Capital stock redeemed................................    (894,662)  (1,218,577)
                                                         ---------   -----------
Net increase (decrease)...............................     926,847     (128,081)
                                                         =========   ==========


FINANCIAL STATEMENT OCTOBER 31, 2005                                          17

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Tax-Efficient Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2005 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                           Beginning          Ending           During Period
                         Account Value    Account Value        May 1, 2005 to
Class N                   May 1, 2005    October 31, 2005    October 31, 2005(1)
                         --------------  ----------------    -------------------
Actual..................     $1,000          $1,085                   6
Hypothetical(2).........     $1,000          $1,019                   6

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.22% for Class N shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          19

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $895,402 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended October 31, 2005 qualifies for the dividends received deduction available to corporate shareholders.

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)


Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of the BBH Tax-Efficient Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                              Number of
                                            Term of                                           Funds in
                          Position(s)       Office# and                                       Fund Complex
Name, Birth               Held with         Length of        Principal Occupation(s)          Overseen by       Other Trustee/
Date and Address          Corporation       Time Served      During Past 5 Years              Director^         Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.    Chairman of       Since 1990       Managing Director, Chairman      10                None
Birth Date                the Board                          and Chief Executive Officer
March 17, 1938            and Director                       of Shields & Company
Shields & Company                                            (registered broker-dealer
140 Broadway                                                 and member of New York
New York, NY 10005                                           Stock Exchange); Chairman of
                                                             Capital Management Associates,
                                                             Inc. (registered investment
                                                             adviser); Director of Flowers
                                                             Foods, Inc.

Eugene P. Beard           Director          Since 1993       Chairman & CEO of Westport       10                Director of Old
Birth Date                                                   Asset Fund, Inc.                                   Westbury Funds (7)
March 17, 1935
372 Danbury Road
2nd floor
Wilton, CT 06897

Richard L. Carpenter      Director          Since 1994       Retired.                         10                None
Birth Date
March 17, 1933
10820 North
La Quinta Drive
Tucson, AZ 85737

David P. Feldman          Director          Since 1990       Director of Jeffrey Co. (1992    10                Director of Dreyfus
Birth Date                                                   to present); Director of QMED                      Mutual Funds (59
November 16, 1939                                            (1999 to present).                                 Funds)
3 Tall Oaks Drive
Warren, NJ 07059

Alan G. Lowy              Director          Since 1993       Private Investor.                10                None
Birth Date
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436


FINANCIAL STATEMENT OCTOBER 31, 2005                                          21

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                              Number of
                                            Term of                                           Funds in
                          Position(s)       Office# and                                       Fund Complex
Name, Birth               Held with         Length of        Principal Occupation(s)          Overseen by       Other Trustee/
Date and Address          Corporation       Time Served      During Past 5 Years              Director^         Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
Arthur D. Miltenberger    Director          Since 1992       Retired; Trustee, R.K. Mellon    10                None
Birth Date                                                   Family Trusts (1981-June
November 8, 1938                                             2003); General Partner, Mellon
503 Darlington Road                                          Family Investment Company IV,
Ligonier, PA 15658                                           V and VI (1983-2002); Director
                                                             of Aerostructures Corporation
                                                             (aircraft manufacturer)
                                                             (1996-July 2003).

Officers

John A. Nielsen           President,        Since 2004       President and Principal          N/A               N/A
Birth Date                Principal                          Executive Officer of BBH
July 15, 1943             Executive                          Trust, BBH Prime Institutional
140 Broadway              Officer                            Money Market Fund, Inc., BBH
New York, NY 10005                                           Fund, Inc. and BBH U.S. Money
                                                             Market Portfolio (since
                                                             January 2004); He joined Brown
                                                             Brothers Harriman & Co. ("BBH
                                                             & Co.") in 1968 and has been a
                                                             Partner of the firm since 1987.

Michael F. Hogan          Chief             Since 2004       Chief Compliance Officer to      N/A               N/A
Birth Date:               Compliance                         the BBH Trust, BBH Prime
January 26, 1963          Officer                            Institutional Money Market
50 Milk Street                                               Fund, Inc., BBH Fund, Inc. and
Boston, MA 02109                                             the BBH U.S. Money Market
                                                             Portfolio; Senior Vice
                                                             President of BBH & Co. since
                                                             September 1994; Joined BBH &
                                                             Co. in 1985.

Gail C. Jones             Secretary         Since 2002       Secretary of BBH Trust, BBH      N/A               N/A
Birth Date                                                   Prime Institutional Money
October 26, 1953                                             Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                          Inc. and BBH U.S. Money Market
Pittsburgh, PA                                               Portfolio (since August 2002);
15222-3779                                                   Counsel, ReedSmith, LLP (since
                                                             October 2002); Corporate
                                                             Counsel (January
                                                             1997-September 2002) and Vice
                                                             President (January
                                                             1999-September 2002) of
                                                             Federated Services Company.

Judith J. Mackin          Vice President    Since 2002       Vice President of BBH Trust,     N/A               N/A
Birth Date                                                   BBH Prime Institutional Money
May 30, 1960                                                 Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                          Inc. and BBH U.S. Money Market
Pittsburgh, PA                                               Portfolio (since August 2002);
15222-3779                                                   Vice President (since November
                                                             1997) of Federated Services
                                                             Company.

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                              Number of
                                            Term of                                           Funds in
                          Position(s)       Office# and                                       Fund Complex
Name, Birth               Held with         Length of        Principal Occupation(s)          Overseen by       Other Trustee/
Date and Address          Corporation       Time Served      During Past 5 Years              Director^         Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
Victor Siclari            Assistant         Since 2002       Assistant Secretary of BBH       N/A               N/A
Birth Date                Secretary                          Trust, BBH Prime Institutional

November 17, 1961                                            Money Market Fund, Inc., BBH
1001 Liberty Avenue                                          Fund, Inc. and BBH U.S. Money
Pittsburgh, PA                                               Market Portfolio (since August
15222-3779                                                   2002); Partner, ReedSmith, LLP
                                                             (since October 2002); Vice
                                                             President (March
                                                             1996-September 2002) and
                                                             Senior Corporate Counsel (July
                                                             1998-September 2002) of
                                                             Federated Investors, Inc.

Nancy D. Osborn           Assistant         Since 2002       Assistant Secretary of BBH       N/A               N/A
Birth Date                Secretary,                         Trust, BBH Prime Institutional
May 4, 1966               Treasurer,                         Money Market Fund, Inc., BBH
140 Broadway              Principal                          Fund, Inc. and BBH U.S. Money
New York, NY 10005        Financial                          Market Portfolio (since August
                          Officer                            2002); Assistant Vice
                                                             President (since April 2003)
                                                             and Associate (April
                                                             1996-March 2003) of BBH & Co.

John C. Smith             Assistant         Since 2002       Assistant Treasurer of BBH       N/A               N/A
Birth Date                Treasurer                          Trust, BBH Prime Institutional
August 2, 1965                                               Money Market Fund, Inc., BBH
50 Milk Street                                               Fund, Inc. and BBH U.S. Money
Boston, MA 02109                                             Market Portfolio (since August
                                                             2002); Assistant Vice
                                                             President (since September
                                                             2001), Associate (September
                                                             2000-August 2001) and Senior
                                                             Analyst (June 1999-August
                                                             2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the Corporation's by-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc. and BBH U.S. Money Market Portfolio. The Corporation has four series, and BBH Trust has four series.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          23

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN
--------------------------------------------------------------------------------
                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  Annual Report
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

                       BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The BBH Broad Market Fund's Class I Shares returned 1.64%(1), the N-Shares 1.49%(1). The fund's benchmark, the Lehman Brothers Aggregate Bond Index ("LAB Index")(2), returned 1.13% over the same period. Price return over the period was negative but coupon income was sufficient to more than offset negative price effect. Spread product generally did better than U.S. Treasuries, especially lower quality corporate securities.

The good relative return came from our correct sector allocation including being overweighed in asset-backed securities and lower quality corporate bonds. Tactical trading of inflation-indexed securities benefited the portfolio as well as underweighted positions in agency securities. Exposures to foreign US denominated debt also benefited the fund as foreign bonds outperformed US bonds. Interest rates rose over the period as the Federal Reserve raised the Fed Funds target rate.(3)

----------
(1) Performance data quoted represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2) The LAB Index is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including securities that are investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The index is unmanaged, and investments cannot be made in an index.

(3) Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

        GROWTH OF $10,000 INVESTED IN BBH BROAD MARKET FIXED INCOME FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 20, 2000 to October 31, 2005 as compared to the LAB Index.

[The following information was depicted as a line chart in the printed material.]

------------------------------------------
  Total Return for the Period Ended
           October 31, 2005
------------------------------------------
                                Since
                              Inception
                One Year     (Annualized)
------------------------------------------
Class N           1.49%          6.53%(2)
------------------------------------------
Class I           1.64%          6.70%
------------------------------------------

                                       Broad
                                    Market Fixed            LAB
                  Date              Income Fund*            Index
                --------            ------------           ------
                07/20/00              10,000               10,000
                07/31/00              10,007               10,012
                08/31/00              10,124               10,156
                09/30/00              10,193               10,219
                10/31/00              10,264               10,286
                11/30/00              10,427               10,455
                12/31/00              10,632               10,648
                01/31/01              10,792               10,822
                02/28/01              10,910               10,916
                03/31/01              10,964               10,970
                04/30/01              10,921               10,924
                05/31/01              10,986               10,990
                06/30/01              11,030               11,031
                07/31/01              11,260               11,279
                08/31/01              11,380               11,408
                09/30/01              11,413               11,541
                10/31/01              11,624               11,782
                11/30/01              11,524               11,619
                12/31/01              11,457               11,545
                01/31/02              11,536               11,638
                02/28/02              11,615               11,751
                03/31/02              11,467               11,556
                04/30/02              11,696               11,780
                05/31/02              11,775               11,881
                06/30/02              11,775               11,984
                07/31/02              11,809               12,129
                08/31/02              12,029               12,334
                09/30/02              12,144               12,534
                10/31/02              11,900               12,476
                11/30/02              12,051               12,472
                12/31/02              12,303               12,730
                01/31/03              12,391               12,742
                02/28/03              12,578               12,918
                03/31/03              12,603               12,907
                04/30/03              12,822               13,015
                05/31/03              13,040               13,257
                06/30/03              13,078               13,230
                07/31/03              12,695               12,786
                08/31/03              12,743               12,870
                09/30/03              13,110               13,211
                10/31/03              13,010               13,115
                11/30/03              13,056               13,146
                12/31/03              13,202               13,280
                01/31/04              13,295               13,388
                02/29/04              13,433               13,532
                03/31/04              13,542               13,634
                04/30/04              13,210               13,279
                05/31/04              13,141               13,226
                06/30/04              13,199               13,302
                07/31/04              13,322               13,433
                08/31/04              13,596               13,690
                09/30/04              13,651               13,727
                10/31/04              13,761               13,842
                11/30/04              13,662             13731.39
                12/31/04              13,785             13857.72
                01/31/05              13,864             13945.02
                02/28/05              13,825               13,863
                03/31/05              13,728               13,792
                04/30/05              13,909               13,978
                05/31/05              14,050               14,129
                06/30/05              14,140               14,207
                07/31/05              14,034               14,078
                08/31/05              14,201               14,258
                09/30/05              14,086               14,072
                10/31/05              13,967               13,961

* net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The LAB Index has been adjusted to reflect reinvestment of dividends on securities in the index. The LAB Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

(2) The BBH Broad Market Fixed Income Fund commenced operations on December 22, 2000. Performance prior to December 22, 2000 is that of the BBH Broad Market Fixed Income Portfolio adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from December 22, 2000 (commencement of operations) to October 31, 2005 was 6.53%.

FINANCIAL STATEMENT OCTOBER 31, 2005                                           3

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of BBH Broad Market Fixed Income Fund:

We have audited the accompanying statement of assets and liabilities of BBH Broad Market Fixed Income Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fixed Income Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2005

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2005 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                                                                          Percent of
                                                                                                U.S. $ Value              Net Assets
                                                                                                ------------              ----------
Asset Backed Securities .........................................................               $  19,233,011                  7.9%
Collateralized Mortgage Backed Securities .......................................                   9,884,523                  4.1
Corporate Bonds .................................................................                  66,209,627                 27.2
Foreign Government Bonds ........................................................                  19,755,360                  8.1
U.S. Government Agency Obligations ..............................................                  68,347,641                 28.1
U.S. Treasury Notes and Bonds ...................................................                  52,996,807                 21.8
Repurchase Agreement ............................................................                  14,800,000                  6.1
Liabilities in Excess of Cash and Other Assets ..................................                  (7,951,414)                (3.3)
                                                                                                -------------                -----
NET ASSETS ......................................................................               $ 243,275,555                100.0%
                                                                                                =============                =====

All data as of October 31, 2005. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

FINANCIAL STATEMENT OCTOBER 31, 2005                                           5

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                ASSET BACKED SECURITIES (7.9%)
$   1,250,000   Advanta Business Card Master
                  Trust 2005-C11..................................      08/22/11       4.510%        $ 1,248,047
    2,500,000   Bank One Issuance Trust 2002-C3...................      08/15/08       3.760           2,497,983
    1,030,000   Capital One Multi-Asset

                  Execution Trust 2003-B5.........................      08/15/13       4.790           1,010,468
    1,245,000   Capital One Multi-Asset
                  Execution Trust 2003-C4.........................      08/15/13       6.000           1,285,409
    2,400,000   Chase Issuance Trust 2005-A10.....................      12/17/12       4.650           2,395,500
    2,500,000   Chase Issuance Trust 2005-A5(1)...................      02/15/12       3.990           2,500,609
      965,000   Citibank Credit Card Issuance
                  Trust 2001-C3...................................      05/15/08       6.650             974,657
    1,350,000   Citibank Credit Card
                  Issuance Trust 2003-C2(1).......................      03/20/08       4.890           1,353,221
    2,600,000   Citibank Credit Card
                  Issuance Trust 2005-A7..........................      10/22/12       4.750           2,596,022
    1,260,000   MBNA Credit Card
                  Master Note Trust 2001-C3.......................      12/15/08       6.550           1,275,888
    1,000,000   Metris Master Trust 2005-1A(1,2)..................      03/21/11       5.900           1,002,749
    1,100,000   USAA Auto Owner Trust 2005-3......................      05/15/12       4.630           1,092,458
                                                                                                     -----------
                Total Asset Backed Securities
                (Identified cost $19,292,928).....................                                    19,233,011
                                                                                                     -----------
                COLLATERALIZED MORTGAGE
                BACKED SECURITIES (4.1%)
      527,602   Ameriquest Mortgage Securities,
                  Inc. 2005-R3(1).................................      05/25/35       4.128             527,683
      500,000   Centex Home Equity 2004-A.........................      08/25/32       4.510             496,891
      311,624   Centex Home Equity 2005-B.........................      03/25/35       4.050             309,554
    1,200,000   Countrywide Asset-Backed
                  Certificates 2004-12(1).........................      12/25/30       4.022           1,171,088
      640,000   Countrywide Asset-Backed
                  Certificates 2004-13(1).........................      02/25/31       3.989             624,048
      500,000   Countrywide Asset-Backed
                  Certificates 2004-S(1)..........................      03/25/20       3.872             490,753
      235,142   Countrywide Home Equity
                  Loan Trust 2004-N(1)............................      02/15/34       4.250             235,502

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                COLLATERALIZED MORTGAGE
                BACKED SECURITIES (continued)
$     430,943   Countrywide Home Equity
                  Loan Trust 2004-O(1)............................      02/15/34       4.250%        $   431,757
      423,121   Countrywide Home Equity
                  Loan Trust 2004-Q(1)............................      12/15/33       4.270             423,974
      734,526   Credit-Based Asset Servicing
                  and Securitization 2003-CB3.....................      12/25/32       2.879             719,620
    1,650,000   Credit-Based Asset Servicing
                  and Securitization 4A(2)........................      06/25/32       6.080           1,674,613
      345,978   GMAC Mortgage Corp.
                  Loan Trust 2003-HE(2)...........................      06/25/25       3.140             343,925
      388,739   Residential Asset Mortgage
                  Products, Inc. 2003-RS8.........................      10/25/27       3.479             387,070
      700,000   Residential Asset Mortgage
                  Products, Inc. 2004-RS7.........................      07/25/28       4.450             694,102
    1,350,000   Residential Asset
                  Securities Corp. 2004-KS11(1)...................      01/25/34       4.308           1,353,943
                                                                                                     -----------
                Total Collateralized
                  Mortgage Backed Securities
                (Identified cost $9,961,053)......................                                     9,884,523
                                                                                                     -----------
                CORPORATE BONDS (27.2%)
                AGRICULTURE -- (0.2%)
      210,000   Altria Group, Inc.................................      07/01/08       7.650             223,290
      250,000   RJ Reynolds Tobacco Holdings(2)...................      07/15/15       7.300             248,750
                                                                                                     -----------
                                                                                                         472,040
                                                                                                     -----------
                AUTO MANUFACTURERS -- (0.8%)
    1,090,000   DaimlerChrysler NA Holdings Corp..................      01/15/08       4.750           1,078,680
      845,000   DaimlerChrysler NA Holdings Corp..................      06/15/10       4.875             819,322
      100,000   DaimlerChrysler NA Holdings Corp..................      11/15/13       6.500             103,663
                                                                                                     -----------
                                                                                                       2,001,665
                                                                                                     -----------
                AUTO PARTS & EQUIPMENT -- (0.0%)
       75,000   Commercial Vehicle Group, Inc.(2).................      07/01/13       8.000              73,500
                                                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2005                                          7

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                CORPORATE BONDS (continued)
                AUTOMOBILE ABS -- (0.7%)
$   1,650,000   Honda Auto Receivables Owner Trust................      02/15/11       4.690%        $ 1,643,469
                                                                                                     -----------
                BANKS -- (0.5%)
      600,000   Korea Development Bank............................      03/02/09       3.875             577,056
      585,000   Popular North America, Inc........................      10/01/08       3.875             567,203
                                                                                                     -----------
                                                                                                       1,144,259
                                                                                                     -----------
                BEVERAGES -- (0.7%)
      300,000   Bavaria SA(2).....................................      11/01/10       8.875             326,625
    1,000,000   Cia Brasileira De Bebida..........................      09/15/13       8.750           1,170,000
      190,000   Molson Coors Capital Finance(2)...................      09/22/10       4.850             186,591
                                                                                                     -----------
                                                                                                       1,683,216
                                                                                                     -----------
                BUILDING MATERIALS -- (0.7%)
      720,000   Masco Corp........................................      06/15/15       4.800             684,250
    1,060,000   York International Corp...........................      08/15/06       6.625           1,071,639
                                                                                                     -----------
                                                                                                       1,755,889
                                                                                                     -----------
                CHEMICALS -- (0.1%)
      300,000   PolyOne Corp......................................      05/01/12       8.875             266,250
                                                                                                     -----------
                COMMERCIAL SERVICES -- (0.6%)
    1,000,000   Cendant Corp......................................      01/15/08       6.250           1,017,262
      325,000   Dollar Financial Group, Inc.......................      11/15/11       9.750             331,500
                                                                                                     -----------
                                                                                                       1,348,762
                                                                                                     -----------
                COMPUTERS -- (0.2%)
      540,000   Computer Science Corp.............................      06/15/11       7.375             567,705
                                                                                                     -----------
                DIVERSIFIED FINANCIAL
                SERVICES -- (7.8%)
      965,000   Associates Corp. of North America.................      11/01/08       6.250           1,002,210
      760,000   AXA Financial, Inc................................      08/01/10       7.750             840,637
      880,000   Bear Stearns & Co., Inc...........................      12/07/09       7.625             961,755
      250,000   Capital One Bank..................................      06/15/09       5.000             248,279
      760,000   Capital One Bank..................................      02/21/12       4.800             726,986
      935,000   CIT Group, Inc....................................      02/01/10       4.250             904,928

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                CORPORATE BONDS (continued)
                DIVERSIFIED FINANCIAL
                SERVICES -- (continued)
$     800,000   Countrywide Home Loans, Inc.......................      12/19/07       4.250%        $   788,497
      460,000   Countrywide Home Loans, Inc......................      09/15/09       4.125             441,884
      125,000   E*Trade Financial Corp.(2)........................      06/15/11       8.000             126,875
    2,285,000   Ford Motor Credit Co..............................      01/15/08       4.950           2,142,939
    1,575,000   General Electric Capital Corp.....................      03/04/08       4.125           1,550,537
    2,200,000   General Motors Acceptance Corp....................      08/28/07       6.125           2,166,131
      670,000   General Motors Acceptance Corp....................      12/10/07       4.375             632,540
    1,045,000   Goldman Sachs Group, Inc..........................      01/15/12       6.600           1,116,888
    1,660,000   International Lease Finance Corp..................      09/01/10       4.875           1,633,442
    1,415,000   MBNA America Bank NA..............................      06/15/12       6.625           1,523,396
    1,000,000   Morgan Stanley....................................      04/01/14       4.750             943,340
    1,235,000   SLM Corp..........................................      07/26/10       4.500           1,205,044
                                                                                                     -----------
                                                                                                      18,956,308
                                                                                                     -----------
                ELECTRIC -- (0.3%)
      455,000   Dominion Resources, Inc...........................      12/15/10       4.750             443,947
      300,000   NiSource Finance Corp.............................      11/01/06       3.200             295,044
                                                                                                     -----------
                                                                                                         738,991
                                                                                                     -----------
                ENTERTAINMENT -- (0.3%)
      225,000   AMC Entertainment, Inc............................      08/15/12       8.625             226,687
      400,000   Pinnacle Entertainment, Inc.......................      10/01/13       8.750             409,500
                                                                                                     -----------
                                                                                                         636,187
                                                                                                     -----------
                ENVIRONMENTAL CONTROL -- (0.5%)
      225,000   Allied Waste North America Series B...............      04/01/08       8.875             234,562
      990,000   Waste Management..................................      11/15/12       6.375           1,046,928
                                                                                                     -----------
                                                                                                       1,281,490
                                                                                                     -----------
                FOOD -- (0.5%)
      325,000   Chiquita Brands International, Inc.(2)............      12/01/15       8.875             319,312
      345,000   Safeway, Inc......................................      03/01/06       6.150             345,850
      455,000   Sara Lee Corp.....................................      09/15/11       6.250             468,983
                                                                                                     -----------
                                                                                                       1,134,145
                                                                                                     -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                           9

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                CORPORATE BONDS (continued)
                FOREST PRODUCTS & PAPER -- (0.5%)
$     325,000   Abitibi-Consolidated, Inc.........................      08/01/10       8.550%        $   317,687
      350,000   Fort James Corp...................................      11/15/21       9.250             411,103
      520,000   International Paper Co............................      10/30/12       5.850             520,884
                                                                                                     -----------
                                                                                                       1,249,674
                                                                                                     -----------
                GAS -- (0.3%)
      660,000   Sempra Energy.....................................      02/01/13       6.000             675,123
                                                                                                     -----------
                HEALTHCARE-SERVICES -- (0.5%)
    1,142,000   Anthem, Inc.......................................      09/01/07       3.500           1,112,509
                                                                                                     -----------
                HOME BUILDERS -- (0.3%)
      740,000   Centex Corp.......................................      02/01/11       7.875             811,625
                                                                                                     -----------
                INSURANCE -- (1.3%)
      480,000   Commerce Group, Inc...............................      12/09/13       5.950             482,722
      700,000   Everest Reinsurance Holdings......................      10/15/14       5.400             681,697
    1,240,000   MetLife, Inc......................................      12/01/11       6.125           1,303,002
      760,000   XL Capital, Ltd...................................      09/15/14       5.250             728,237
                                                                                                     -----------
                                                                                                       3,195,658
                                                                                                     -----------
                LODGING -- (0.9%)
    1,080,000   Harrah's Operating Company, Inc...................      07/01/10       5.500           1,072,480
      225,000   MGM Mirage, Inc.(2)...............................      07/15/15       6.625             218,250
      410,000   Resorts International Hotel & Casino..............      03/15/09      11.500             456,637
      352,000   Riviera Holdings Corp.............................      06/15/10      11.000             382,800
                                                                                                     -----------
                                                                                                       2,130,167
                                                                                                     -----------
                MEDIA -- (2.0%)
      350,000   Adelphia Communications Corp.(3)..................      03/01/07       9.875             227,500
      325,000   Charter Communications
                  Operating LLC(2)................................      04/30/12       8.000             326,219
    1,240,000   Comcast Corp......................................      03/15/11       5.500           1,241,221
    1,200,000   Cox Communications, Inc. Class A..................      12/15/14       5.450           1,165,546
    1,830,000   Time Warner, Inc..................................      04/15/11       6.750           1,933,137
                                                                                                     -----------
                                                                                                       4,893,623
                                                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                CORPORATE BONDS (continued)
                OIL & GAS -- (0.7%)
$     705,000   Pemex Project Funding Master Trust................      02/01/09       7.875%        $   754,350
      255,000   Pemex Project Funding Master Trust................      12/15/14       7.375             278,715
      625,000   Petronas Capital, Ltd.(2).........................      05/22/12       7.000             687,174
                                                                                                     -----------
                                                                                                       1,720,239
                                                                                                     -----------
                PACKAGING & CONTAINERS -- (0.3%)
      300,000   Owens-Brockway Glass
                  Container, Inc.................................      12/01/14       6.750             282,000
      325,000   Stone Container Corp..............................      07/01/12       8.375             310,375
                                                                                                     -----------
                                                                                                         592,375
                                                                                                     -----------
                PHARMACEUTICALS -- (0.4%)
      960,000   American Home Products Corp.......................      03/15/11       6.950           1,034,703
                                                                                                     -----------
                REAL ESTATE -- (0.5%)
      680,000   Brascan Corp......................................      06/15/12       7.125             746,106
      525,000   EOP Operating LP..................................      01/15/09       6.800             549,873
                                                                                                     -----------
                                                                                                       1,295,979
                                                                                                     -----------
                REITS -- (0.4%)
      325,000   Host Marriott LP..................................      03/15/15       6.375             315,250
      650,000   Simon Property Group LP...........................      06/15/08       7.000             678,469
                                                                                                     -----------
                                                                                                         993,719
                                                                                                     -----------
                RETAIL -- (0.1%)
      125,000   Neiman Marcus Group, Inc.(2)......................      10/15/15      10.375             120,625
                                                                                                     -----------
                SAVINGS & LOANS -- (0.4%)
    1,100,000   Washington Mutual, Inc............................      01/15/09       4.000           1,063,441
                                                                                                     -----------
                SOFTWARE -- (0.2%)
      575,000   First Data Corp...................................      06/15/15       4.950             556,495
                                                                                                     -----------
                TELECOMMUNICATIONS -- (4.3%)
      345,000   America Movil SA de CV Series L...................      03/01/09       4.125             332,739
      945,000   AT&T Wireless Services, Inc.......................      03/01/11       7.875           1,058,097

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          11

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                CORPORATE BONDS (continued)
                TELECOMMUNICATIONS -- (continued)
$     695,000   BellSouth Corp....................................      11/15/12       4.750%        $   671,243
      820,000   British Telecommunications, Plc...................      12/15/05       7.875             823,209
    1,300,000   Deutsche Telekom International
                  Finance BV......................................      06/15/10       8.500           1,450,712
      355,000   France Telecom SA.................................      03/01/11       7.750             395,414
      420,000   GTE California, Inc...............................      01/15/09       5.500             418,177
      575,000   KT Corp.(2).......................................      07/15/15       4.875             547,012
       96,000   Motorola, Inc.....................................      11/15/10       7.625             107,103
      275,000   Qwest Communications
                  International, Inc.(1)..........................      02/15/09       7.290             275,687
      405,000   SBC Communications, Inc...........................      09/15/09       4.125             389,947
      400,000   SBC Communications, Inc...........................      09/15/14       5.100             386,171
      850,000   Sprint Capital Corp...............................      01/30/11       7.625             935,360
      380,000   Sprint Capital Corp...............................      05/01/19       6.900             412,468
    1,010,000   Telecom De Puerto Rico............................      05/15/06       6.650           1,018,739
      480,000   Telecom Italia Capital............................      01/15/10       4.000             456,279
      860,000   Verizon New York, Inc.............................      04/01/12       6.875             889,850
                                                                                                     -----------
                                                                                                      10,568,207
                                                                                                     -----------
                TRANSPORTATION -- (0.2%)
      495,000   MISC Capital, Ltd.(2).............................      07/01/09       5.000             491,589
                                                                                                     -----------
                Total Corporate Bonds
                (Identified cost $66,961,841).....................                                    66,209,627
                                                                                                     -----------
                FOREIGN GOVERNMENT BONDS (8.1%)
    1,075,000   Federal Republic of Brazil........................      10/15/09      14.500           1,369,012
  105,000,000   Government of Sweden..............................      12/01/09       4.000          13,810,141
      600,000   Republic of Indonesia(2)..........................      01/15/16       7.500             591,750
    1,075,000   Republic of Philippines...........................      03/12/09       8.375           1,135,469
    1,075,000   Republic of Turkey................................      06/15/10      11.750           1,319,563
    1,075,000   Republic of Venezuela.............................      08/07/10       5.375           1,026,625
      480,000   United Mexican States.............................      01/16/13       6.375             502,800
                                                                                                     -----------
                Total Foreign Government Bonds
                (Identified cost $20,159,487).....................                                    19,755,360
                                                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                U.S. GOVERNMENT AGENCY
                OBLIGATIONS (28.1%)
$   1,000,000   Federal Home Loan Bank............................      10/13/06       2.100%        $   977,352
    5,000,000   Federal Home Loan Bank............................      09/26/07       4.250           4,958,125
    9,000,000   Federal Home Loan Bank............................      10/19/07       4.125           8,910,828
    6,000,000   Federal Home Loan Mortgage Corp...................      10/18/10       5.000           5,970,216
       38,967   Federal Home Loan Mortgage Corp...................      12/15/30       6.500              38,916
    3,385,000   Federal Home Loan
                  Mortgage Corp. (TBA 15YR).......................      11/01/20       4.000           3,199,881
    5,000,000   Federal National Mortgage Assoc...................      09/02/08       4.000           4,897,855
      319,370   Federal National Mortgage Assoc...................      04/25/15       5.500             319,914
      374,871   Federal National Mortgage Assoc...................      07/01/32       7.000             392,046
    1,851,836   Federal National Mortgage Assoc...................      11/01/32       6.000           1,869,501
    1,063,972   Federal National Mortgage Assoc...................      04/01/33       6.000           1,073,635
      196,481   Federal National Mortgage Assoc...................      10/01/33       6.000             198,266
    3,470,839   Federal National Mortgage Assoc...................      08/01/34       6.000           3,502,362
      690,445   Federal National Mortgage Assoc...................      10/01/34       6.000             696,543
      787,152   Federal National Mortgage Assoc...................      11/01/34       6.000             794,103
      323,093   Federal National Mortgage Assoc...................      11/01/34       6.000             325,946
      911,800   Federal National Mortgage Assoc...................      12/01/34       6.000             919,852
    1,163,983   Federal National Mortgage Assoc...................      12/01/34       6.000           1,174,263
    7,200,000   Federal National
                  Mortgage Assoc. (TBA 30YR)......................      11/01/35       6.000           7,260,754
    1,662,703   FHLMC Gold Guaranteed.............................      03/01/19       4.000           1,574,189
      706,720   FHLMC Gold Guaranteed.............................      05/01/19       4.000             668,684
    2,375,136   FHLMC Gold Guaranteed.............................      05/01/19       4.000           2,247,306
    2,329,350   FHLMC Gold Guaranteed.............................      12/01/19       4.000           2,203,984
    1,335,413   FHLMC Gold Guaranteed.............................      12/01/19       4.000           1,263,541
    3,905,327   FHLMC Gold Guaranteed.............................      02/01/20       4.000           3,695,142
      469,314   FHLMC Gold Guaranteed.............................      03/01/33       6.000             474,448
    4,000,787   FHLMC Gold Guaranteed.............................      03/01/34       5.500           3,952,303

    1,853,771   FHLMC Gold Guaranteed.............................      10/01/34       5.500           1,832,483
    2,991,455   FHLMC Gold Guaranteed.............................      12/01/34       5.500           2,955,203
                                                                                                     -----------
                Total U.S. Government Agency Obligations
                (Identified cost $69,531,076).....................                                    68,347,641
                                                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          13

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2005

  Principal                                                             Maturity     Interest
    Amount                                                                Date         Rate              Value
-------------                                                           --------     --------          ---------
                U.S. TREASURY NOTES AND BONDS (21.8%)
 $ 27,360,000   U.S. Treasury Bonds                                     05/15/16       7.250%       $ 33,203,932
   17,950,000   U.S. Treasury Bonds                                     08/15/28       5.500          19,629,312
      165,000   U.S. Treasury Notes                                     10/15/10       4.250             163,563
                                                                                                    ------------
                Total U.S. Treasury Notes and Bonds
                (Identified cost $53,496,477)                                                         52,996,807
                                                                                                    ------------
                REPURCHASE AGREEMENT (6.1%)
   14,800,000   Bear Stearns & Co., Inc. (Agreement
                dated 10/31/05 collateralized by U.S.
                Treasury Notes 3.000%, due 11/15/07;
                $14,801,603 to be received upon maturity)
                (Identified cost $14,800,000)                           11/01/05       3.900          14,800,000
                                                                                                    ------------
TOTAL INVESTMENTS (Identified cost $254,202,862)(4)................................    103.3%       $251,226,969
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.....................................     (3.3)        (7,951,414)
                                                                                       -----        ------------
NET ASSETS.........................................................................    100.0%       $243,275,555
                                                                                       =====        ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the October 31, 2005 coupon rate.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2005 was $7,285,559 or 3.0% of net assets.

(3)   Defaulted security, Fund is not currently accruing income on security.

(4) The aggregate cost for federal income tax purposes is $254,632,175, the aggregate gross unrealized appreciation is $849,118, and the aggregate gross unrealized depreciation is $4,254,324, resulting in net unrealized depreciation of $3,405,206.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
REITS - Real Estate Investment Trusts

A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2005 is as follows:

                                Contracts                    Unrealized
              Currency         to Deliver   Delivery Date   Appreciation
              --------         ----------   -------------   ------------
            Swedish Krona     (99,726,341)     11/30/05     $   192,884

At October 31, 2005, the Fund had the following open swap agreements:

                                                                   Amount Due
 Notional                                                       from (to) Broker
  Amount                       Description                          at Value
  ------                       -----------                          --------
$23,000,000     Agreement with Citibank terminating
                12/01/05 to pay 1 month LIBOR minus 0.40%
                monthly and to receive the return on the
                Lehman Brothers CMBS Index monthly.                ($895,605)

 21,000,000     Agreement with Citibank.terminating
                06/02/15 to pay a fixed rate of 4.425%
                interest and receive the 6 month
                LIBOR paid semianually.                             $928,370

                LIBOR - London Interbank Offered Rate

As of October 31, 2005, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          15

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

ASSETS:
   Investments in securities, at value
   (identified cost $254,202,862) ............................    $ 251,226,969
   Cash ......................................................           38,112
   Receivables for:
      Interest and other receivables .........................        3,234,053
      Capital stock sold .....................................          386,016
      Forward foreign exchange currency contracts ............          192,884
      Swap agreements ........................................           32,765
      Investments sold ......................................            2,166
                                                                  -------------
         Total Assets ........................................      255,112,965
                                                                  -------------
LIABILITIES:
   Payables for:
      Investments purchased ..................................       11,407,994
      Capital stock redeemed .................................          268,507
      Investment advisory fees ...............................           36,042
      Custody and accounting fees ............................           30,413
      Shareholder servicing fees .............................           26,284
      Professional fees ......................................           21,802
      Administrative fees ....................................           20,613
      Board of Directors' fees ...............................            2,234
      Dividend distributions .................................              992
      Accrued expenses and other liabilities .................           22,529
                                                                  -------------
         Total Liabilities ...................................       11,837,410
                                                                  -------------
NET ASSETS ...................................................    $ 243,275,555
                                                                  =============
Net Assets Consist of:
   Paid-in capital ...........................................    $ 244,372,488
   Undistributed net investment income .......................          209,271
   Accumulated net realized gain on
      investments and futures contracts ......................        1,487,618
   Net unrealized depreciation on investments and foreign
   currency translations .....................................       (2,793,822)
                                                                  -------------
Net Assets ...................................................    $ 243,275,555
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($149,432,991 / 14,663,806 shares outstanding) ...........    $       10.19
                                                                  =============
CLASS I SHARES NET ASSET VALUE
   ($93,842,564 / 9,212,500 shares outstanding) ..............    $       10.19
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2005

NET INVESTMENT INCOME:
   Income:
      Interest and other income ..............................     $ 10,317,566
      Securities lending income ..............................            7,824
                                                                   ------------
         Total Income ........................................       10,325,390
                                                                   ------------
   EXPENSES:
      Investment advisory fees ...............................          446,074
      Administrative fees ....................................          223,037
      Shareholder servicing fees .............................          196,881
      Custody and accounting fees ...........................          180,085
      Professional fees ......................................           31,451
      Board of Directors' fees ...............................            9,038
      Miscellaneous expenses .................................           73,955
                                                                   ------------
        Total Expenses .......................................        1,160,521
         Expense offset arrangement ..........................           (4,358)
         Fees reimbursed .....................................          (15,078)
                                                                   ------------
         Net Expenses ........................................        1,141,085
                                                                   ------------
   Net Investment Income .....................................        9,184,305
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments, futures
      contracts and swap agreement ...........................        1,637,998
   Net change in unrealized appreciation (depreciation)
      on investments and foreign currency translations .......       (7,467,405)
                                                                   ------------
   Net Realized and Unrealized Loss ..........................       (5,829,407)
                                                                   ------------
Net Increase in Net Assets Resulting from Operations .........     $  3,354,898
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2005                                          17

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE YEARS ENDED OCTOBER 31,
                                                                ------------------------------
                                                                    2005             2004
                                                                -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income .................................   $   9,184,305    $   8,338,956
      Net realized gain on investments and futures
         contracts ..........................................       1,637,998        2,216,697
      Net change in unrealized appreciation (depreciation)
         on investments and foreign currency translations ...      (7,467,405)         762,322
                                                                -------------    -------------
      Net increase in net assets resulting from operations ..       3,354,898       11,317,975
                                                                -------------    -------------
   Dividends and distributions declared:
      From net investment income:
      Class N ...............................................      (5,245,882)      (4,591,013)
      Class I ...............................................      (3,737,337)      (3,718,180)
      From net realized gains
      Class N ...............................................      (1,351,078)      (1,654,504)
      Class I ...............................................        (999,672)      (1,262,087)
                                                                -------------    -------------
         Total dividends and distributions declared .........     (11,333,969)     (11,225,784)
                                                                -------------    -------------
   Capital stock transactions:
      Net proceeds from sales of capital stock .............      87,113,608       64,411,174
      Net asset value of capital stock issued to shareholders
         for reinvestment of dividends and distributions ....       2,889,867        3,538,919
      Net cost of capital stock redeemed ....................     (39,624,386)     (68,732,344)
                                                                -------------    -------------
         Net increase (decrease) in net assets resulting
           from capital stock transactions ..................      50,379,089         (782,251)
                                                                -------------    -------------
         Total increase (decrease) in net assets ............      42,400,018         (690,060)
NET ASSETS:
   Beginning of year ........................................     200,875,537      201,565,597
                                                                -------------    -------------
   End of year (including undistributed net investment
      income of $209,271 and $40,307, respectively) .........   $ 243,275,555    $ 200,875,537
                                                                =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                                                              For the period from
                                                                                               December 22, 2000
                                              For the years ended October 31,                  (commencement of
                                   -----------------------------------------------------         operations) to
                                     2005           2004           2003            2002         October 31, 2001
                                   --------       --------       --------        -------      --------------------
Net asset value, beginning
   of period....................     $10.57         $10.57         $10.25         $10.43            $10.00
                                   --------       --------       --------        -------           -------
Income from investment
   operations:
   Net investment income........       0.42(1)        0.43(1)        0.59(1)        0.46              0.43
   Net realized and unrealized
     gain (loss)................      (0.27)          0.17           0.33          (0.19)             0.46
                                   --------       --------       --------        -------           -------
     Total income from
       investment operations....       0.15           0.60           0.92           0.27              0.89
                                   --------       --------       --------        -------           -------
Less dividends and
   distributions:
   From net investment income...      (0.41)         (0.44)         (0.60)         (0.45)            (0.39)
   From net realized gains......      (0.12)         (0.16)            --             --                --
   Return of capital............         --             --             --             --             (0.07)
                                   --------       --------       --------        -------           -------
     Total dividends and
       distributions...........      (0.53)         (0.60)         (0.60)         (0.45)            (0.46)
                                   --------       --------       --------        -------           -------
Net asset value, end of period..     $10.19         $10.57         $10.57         $10.25            $10.43
                                   ========       ========       ========        =======           =======
Total return....................       1.49%          5.77%          9.33%          2.39%             9.01%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted)............   $149,433       $110,122       $114,592        $94,453           $56,972
   Expenses as a percentage of
     average net assets(2)......       0.57%          0.55%          0.55%          0.55%             0.55%(3)
   Ratio of net investment
     income to average
     net assets.................       4.06%          4.14%          5.55%          4.30%             4.99%(3)
   Portfolio turnover rate......        211%            210%          249%(4)        416%(5)           413%(3,5)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have
      been as follows:                 0.58%          0.61%          0.62%          0.70%             0.74%(3)

(3)   Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Broad Market Fixed Income Fund (the "Portfolio") in which the Fund invested through December 3, 2002.

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invested.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          19

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class
I share outstanding throughout each period

                                                                                              For the period from
                                                                                               December 3, 2002
                                                        For the years ended October 31,        (commencement of
                                                        -------------------------------         operations) to
                                                           2005               2004             October 31, 2003
                                                         -------            -------           --------------------
Net asset value, beginning of period............          $10.57             $10.57                 $10.22
                                                         -------            -------                -------
Income from investment operations:
   Net investment income(1).....................            0.44               0.46                   0.53
   Net realized and unrealized gain (loss)......           (0.27)              0.15                   0.34
                                                         -------            -------                -------
     Total income from investment operations....            0.17               0.61                   0.87
                                                         -------            -------                -------
Less dividends and distributions:
   From net investment income...................           (0.43)             (0.45)                 (0.52)
   From net realized gains......................           (0.12)             (0.16)                    --
                                                         -------            -------                -------
     Total dividends and distributions..........           (0.55)             (0.61)                 (0.52)
                                                         -------            -------                -------
Net asset value, end of period..................          $10.19             $10.57                 $10.57
                                                         =======            =======                =======
Total return....................................            1.64%              5.91%                  9.48%
Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)....         $93,843            $90,753                $86,973
   Expenses as a percentage of average
     net assets(2)..............................            0.42%              0.40%                  0.40%(3)
   Ratio of net investment income to average
     net assets.................................            4.21%              4.36%                  5.42%(3)
   Portfolio turnover rate......................             211%               210%                   249%(3,4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have
      been as follows:                                      0.44%              0.45%                  0.46%(3)

(3)   Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2005

1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities' (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The

FINANCIAL STATEMENT OCTOBER 31, 2005                                          21

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2005

            Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent
            differences   are   reclassified   on  the  Statement  of  Assets  &
            Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      D. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

      E. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2005

      F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward foreign exchange contracts is included at the end of the Portfolio of Investments.

      G. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. At October 31, 2005, the Fund had no open future contracts.

      H. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

      I. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          23

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2005

      J. Dividends and Distributions to Shareholders. Dividends to shareholders are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:

                                     Distribution paid from:
----------------------------------------------------------------------------------------------------
                                   Net               Total                                 Total
               Ordinary         long term           taxable           Tax return       distributions
                Income        capital gain       distributions        of capital           paid
               --------       ------------       -------------        ----------       -------------
2005:         $9,581,114       $1,752,855         $11,333,969             --            $11,333,969
2004:          9,746,234        1,479,550          11,225,784             --             11,225,784

            As of October 31, 2005 and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                              Components of accumulated earnings/(deficit):
------------------------------------------------------------------------------------------------------------
                                                                                                    Total
           Undistributed     Undistributed                     Accumulated       Unrealized      accumulated
             ordinary          long-term       Accumulated     capital and      appreciation/     earnings/
              income         capital gains       earnings     other losses     (depreciation)     (deficit)
           -------------     -------------     -----------    ------------     --------------    -----------
2005:       $1,846,645        $  572,504       $2,419,149          --           $(3,516,082)     $(1,096,933)
2004:          703,810         1,752,816        2,456,626          --             4,425,512        6,882,138

            Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and defaulted bonds.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Fund has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.20% of the Fund's average daily net assets. For the year ended October 31, 2005, the Fund incurred $446,074 for investment advisory services.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Funds average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2005, the Fund incurred $223,037 for administrative services.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2005

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate equivalent to 0.15% of Class N shares' average daily net assets. For the year ended October 31, 2005, the Fund incurred $196,881 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2005, the Fund incurred $180,085 for custody and accounting services. These fees for the Fund were reduced by $4,358 as a result of an expense offset arrangement with the Fund's custodian.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2005, the Fund paid $2,455 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2005, the Fund incurred $9,038 for these fees.

      Expense Reimbursement. The Fund had an agreement with BBHTC for which BBHTC agreed to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) do not exceed, in the aggregate, 0.55% of Class N shares' average daily net assets and 0.40% of Class I shares' daily average net assets. For the period ended December 31, 2004, BBHTC reimbursed the Fund $15,078. The Fund's agreement with BBHTC terminated on December 31, 2004. The final payment made under the agreement included any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities on December 31, 2004.

3. Investment Transactions. For the year ended October 31, 2005, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $498,198,788 and $442,123,366, respectively.

4. Securities on Loan. As of October 31, 2005, the Fund had no securities on loan.

5. Bank Overdrafts. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended October 31, 2005 was $3,132.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          25

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2005

6. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                                                      SHARES                                  AMOUNT
                                          For the years ended October 31,        For the years ended October 31,
                                          -------------------------------        -------------------------------
                                             2005                 2004               2005               2004
                                          ----------           ----------        ------------       ------------
Class N
Capital stock sold..............           5,993,941            2,676,733        $ 62,816,633       $ 28,142,658
Capital stock issued in
  connection with
  reinvestment of
  dividends.....................             133,957              115,314           1,387,540          1,207,086
Capital stock redeemed..........          (1,881,503)          (3,216,015)        (19,533,974)       (33,551,907)
                                          ----------           ----------        ------------       ------------
Net increase (decrease).........           4,246,395             (423,968)       $ 44,670,199       $ (4,202,163)
                                          ==========           ==========        ============       ============
Class I
Capital stock sold..............           2,421,745            3,490,420        $ 24,296,975       $ 36,268,516
Capital stock issued in
  connection with
  reinvestment of
  dividends.....................             126,014              222,663           1,502,327          2,331,833
Capital stock redeemed..........          (1,919,196)          (3,358,030)        (20,090,412)       (35,180,437)
                                          ----------           ----------        ------------       ------------
Net increase....................             628,563              355,053        $  5,708,890       $  3,419,912
                                          ==========           ==========        ============       ============

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2005 (unaudited)

EXAMPLE

As a shareholder of BBH Broad Market Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          27

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2005 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                 Expenses Paid
                                                     Beginning               Ending              During Period
                                                   Account Value          Account Value           May 1, 2005
                                                    May 1, 2005         October 31, 2005     to October 31, 2005(1)

                                                   -------------        ----------------     ----------------------
Class N
Actual.....................................           $1,000                 $1,004                    3
Hypothetical(2)............................           $1,000                 $1,022                    3

                                                                                                 Expenses Paid
                                                     Beginning               Ending              During Period
                                                   Account Value          Account Value           May 1, 2005
                                                    May 1, 2005         October 31, 2005     to October 31, 2005(1)
                                                   -------------        ----------------     ----------------------
Class I
Actual.....................................           $1,000                 $1,005                    2
Hypothetical(2)............................           $1,000                 $1,023                    2

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.57% and 0.42% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The Fund hereby designates $1,752,855 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

In January 2006, shareholders will receive form 1099-DIV which will include their share of qualified dividends distributed during the calender year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

FINANCIAL STATEMENT OCTOBER 31, 2005                                          29

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of the BBH Broad Market Fixed Income Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.   Chairman of the      Since 1990  Managing Director, Chairman       10            None
Birth Date:              Board and Director               and Chief Executive Officer of
March 17, 1938                                            Shields & Company (registered
Shields & Company                                         broker-dealer and member of
140 Broadway                                              New York Stock Exchange);
New York, NY 10005                                        Chairman of Capital Management
                                                          Associates, Inc. (registered
                                                          investment adviser); Director
                                                          of Flowers Foods, Inc.

Eugene P. Beard          Director             Since 1993  Chairman & CEO of Westport        10            Director of Old
Birth Date:                                               Asset Fund, Inc.                                Westbury
March 17, 1935                                                                                            Funds (7)
372 Danbury Road
2nd floor,
Wilton, CT 06897

Richard L. Carpenter     Director             Since 1994  Retired.                          10            None
Birth Date:
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman         Director             Since 1990  Director of Jeffrey Co. (1992     10            Director of
Birth Date:                                               to present); Director of QMED                   Dreyfus Mutual
November 16, 1939                                         (1999 to present).                              Funds (59 Funds)
3 Tall Oaks Drive
Warren, NJ 07059

Alan G. Lowy             Director             Since 1993  Private Investor.                 10            None
Birth Date:
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Arthur D. Miltenberger   Director             Since 1992  Retired; Trustee, R.K. Mellon     10            None
Birth Date:                                               Family Trusts (1981-June
November 8, 1938                                          2003); General Partner, Mellon
503 Darlington Road                                       Family Investment Company IV,
Ligonier, PA 15658                                        V and VI (1983-2002); Director
                                                          of Aerostructures Corporation
                                                          (aircraft manufacturer)
                                                          (1996-July 2003).

Officers

John A. Nielsen          President,           Since 2004  President and Principal           N/A           N/A
Birth Date:              Principal                        Executive Officer of BBH
July 15, 1943            Executive                        Trust, BBH Prime Institutional
140 Broadway             Officer                          Money Market Fund, Inc., BBH
New York, NY 10005                                        Fund, Inc. and BBH U.S. Money
                                                          Market Portfolio (since
                                                          January 2004); He joined Brown
                                                          Brothers Harriman & Co. ("BBH
                                                          & Co.") in 1968 and has been a
                                                          Partner of the firm since
                                                          1987.

Michael F. Hogan         Chief                Since 2004  Chief Compliance Officer to       N/A           N/A
Birth Date:              Compliance                       the BBH Trust, BBH Prime
January 26, 1963         Officer                          Institutional Money Market
50 Milk Street                                            Fund, Inc., BBH Fund, Inc. and
Boston, MA 02109                                          the BBH U.S. Money Market
                                                          Portfolio; Senior Vice
                                                          President of BBH & Co. since
                                                          September 1994; Joined BBH &
                                                          Co. in 1985.

Gail C. Jones            Secretary            Since 2002  Secretary of BBH Trust, BBH       N/A           N/A
Birth Date:                                               Prime Institutional Money
October 26, 1953                                          Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                       Inc. and BBH U.S. Money Market
Pittsburgh, PA 15222-3779                                 Portfolio (since August 2002);
                                                          Counsel, ReedSmith, LLP (since
                                                          October 2002); Corporate
                                                          Counsel (January
                                                          1997-September 2002) and Vice
                                                          President (January
                                                          1999-September 2002) of
                                                          Federated Services Company.

Judith J. Mackin         Vice President       Since 2002  Vice President of BBH Trust,      N/A           N/A
Birth Date:                                               BBH Prime Institutional Money
May 30, 1960                                              Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                       Inc. and BBH U.S. Money Market
Pittsburgh, PA 15222-3779                                 Portfolio (since August 2002);
                                                          Vice President (since November
                                                          1997) of Federated Services
                                                          Company.

FINANCIAL STATEMENT OCTOBER 31, 2005

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                       Number of
                                              Office#                                       Funds in
                                              and                                           Fund          Other
                         Position(s)          Length                                        Complex       Trustee/
Name, Birth Date         Held with            of Time     Principal Occupation(s) During    Overseen by   Directorships
and Address              Corporation          Served      Past 5 Years                      Director^     Held
-----------------------------------------------------------------------------------------------------------------------
Victor Siclari           Assistant Secretary  Since 2002  Assistant Secretary of BBH        N/A           N/A
Birth Date:                                               Trust, BBH Prime Institutional
November 17, 1961                                         Money Market Fund, Inc., BBH
1001 Liberty Avenue                                       Fund, Inc. and BBH U.S. Money
Pittsburgh, PA 15222-3779                                 Market Portfolio (since August
                                                          2002); Partner, ReedSmith, LLP
                                                          (since October 2002); Vice
                                                          President (March
                                                          1996-September 2002) and
                                                          Senior Corporate Counsel (July
                                                          1998-September 2002) of
                                                          Federated Investors, Inc.

Nancy D. Osborn          Assistant            Since 2002  Assistant Secretary of BBH        N/A           N/A
Birth Date:              Secretary,                       Trust, BBH Prime Institutional
May 4, 1966              Treasurer,                       Money Market Fund, Inc., BBH
140 Broadway             Principal                        Fund, Inc. and BBH U.S. Money
New York, NY 10005       Financial                        Market Portfolio (since August
                         Officer                          2002); Assistant Vice
                                                          President (since April 2003)
                                                          and Associate (April
                                                          1996-March 2003) of BBH & Co.

John C. Smith            Assistant Treasurer  Since 2002  Assistant Treasurer of BBH        N/A           N/A
Birth Date:                                               Trust, BBH Prime Institutional
August 2, 1965                                            Money Market Fund, Inc., BBH
50 Milk Street                                            Fund, Inc. and BBH U.S. Money
Boston, MA 02109                                          Market Portfolio (since August
                                                          2002); Assistant Vice
                                                          President (since September
                                                          2001), Associate (September
                                                          2000-August 2001) and Senior
                                                          Analyst (June 1999-August
                                                          2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the Corporation's by-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc. and BBH U.S. Money Market Portfolio. The Corporation has four series, and BBH Trust has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                                 Call 1-800-575-1265
By E-mail send your request to:               bbhfunds@bbh.com
On the internet:                              www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN



ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
(2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclosure of the aggregate fees billed for each
 of the last two fiscal years for professional services
 rendered for the audit of the annual financial
 statements or services that are normally provided
 with statutory and regulatory filings or engagements
 for those fiscal years.
 			    		Audit Fee		Security Count Fee	Total Billed
  October 31, 2005	      $78,200 	 	$6,000 			$84,200
  August 31, 2005						6,000				6,000
  May 31, 2005						6,000				6,000
  October 31, 2004		$78,200 	 	6,000				84,200
  August 31, 2004						6,000 			6,000
  March 31, 2004						6,000 			6,000
Total					$156,400 		$36,000 			$192,400

(b)	Audit-Related Fees - NONE.
(c) 	Tax Fees - Tax Compliance - $32,000.
(d)	All Other Fees - NONE.


(e)  1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES
     Audit services provided by the Funds' auditors
     The ("Auditors") on behalf of the Funds shall be pre-approved of the entire audit committee.

     Non-audit services provided by the Auditors on behalf of the Funds shall be pre-approved by the Audit Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fee for such services does not exceed $5,000 per Fund.

     Non-audit services performed by the Auditors on behalf of BBH&Co. and that requires pre-approval shall be pre-approved by the Audit Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fees for such services do not exceed
     $15,000.

(f) 	If greater than 50 percent, disclosure of the
      percentage of hours expended on principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

	None.

(g) Disclosure of non-audit fees billed
   by the registrant's accountant to the
   registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

    NOTE: For the purposes of item g, we are considering the following entities as controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant:

         BBH Trust Company (Cayman) Limited
         BBH International Equity Fund Cayman
         BBH US Equity Fund Cayman
         New World Investment Trust
         World Investment Trust
         Global Investment Trust
         American Investment Trust
         Brown Brothers Harriman and Co.
         Brown Brothers Harriman Trust Company, LLC
         Brown Brothers Harriman Infomediary, LLC

       AIMR Work			$  60,412
       Activity Based
         Costing Review         864,498
       Aetna Claims Review  	    20,358
       Sarbanes-Oxley Review      16,000
       Miscellaneous     	     4,900




h) Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.

	The audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation
          S-X is compatible with maintaining the principle accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  The Trust has a separately designated audit
     committee.    The members of the audit committee
     are:  Eugene P. Beard ,Richard Carpenter,
     David P. Feldman, Alan G. Lowy
     and Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES
        BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF
        SECURITY HOLDERS.

        Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the registrant's principal
     financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the registrant's internal controls or
     in other factors that could significantly affect these controls subsequent to the date of their evaluation.


ITEM 11. EXHIBITS.

(a)(1) The registrant?s code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------


By (Signature and Title)* /s/  John A. Nielsen
                           ------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:   1/18/06
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          ---------------------------
                          Nancy D. Osborn
                          (Principal Financial Officer)

Date:   1/17/06
       ------------------

- Print name and title of each signing officer under his or her signature.

EXHIBIT 11(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling
(800) 575-1265.

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

   a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant?s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
     and

  b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:   1/18/06
       ------------------

/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

   a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and


   c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant?s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
     and

  b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:   1/17/06
       ------------------


/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer




EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Fund, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended October 31, 2004 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:   1/18/06
       ------------------

/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

Date:  1/17/06
       ------------------

/s/Nancy D. Osborn
=======================
Nancy D. Osborn
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.
BBH Fund, Inc. April 30, 2005 NCSR page 144 of 144 pages

BBH Fund, Inc. October 31, 2005 NCSR page 169 of 176 pages